FELLOW SHAREHOLDERS:

November 24, 1999

THE YEAR IN REVIEW
      As 1999 draws to a close, investors may look back on this decade as one of remarkable opportunity. From January 1, 1990 through October 31, 1999, the value of the U.S. stock market rose nearly 393%, as measured by the S&P 500. The current economic boom has lasted 101 months, one month short of the record for this century. And the lengthy economic expansion, combined with relatively low interest rates and low inflation, has contributed to an unprecedented four consecutive years of 20%-plus returns for stock investors, with few significant corrections along the way.

      The last two years have seen an increase in day-to-day volatility, more in line with longer term norms. This trend continued in 1999, driven by concerns over the stability of global financial systems and the shorter term outlook for U.S. interest rates.

      Year to date, 1999 has again generated double-digit returns for stock investors, with the S&P 500 up 12.03% from January through the end of October. Strong economic growth -- a 3.7% rise in GDP in the first quarter -- contributed to the Dow Jones Industrial Average's push above all records to close above 10,000 in March. From May to July, the Dow traded in the 11,000 range before falling back on fears of higher interest rates and concerns that stocks had become overvalued. During the second quarter, concerns about potential inflation increased as unemployment remained at its lowest levels since 1970. While core inflation remained in the 2% range, oil prices began rising early in the year and had nearly doubled by July. This was largely a political rather than a true supply/demand effect and has not had a broad effect on market prices, yet it bears watching in coming months.

      Concerns about potential increases in core inflation led the Federal Reserve to adopt a tightening bias during the second quarter. In the following months, the Federal Open-Market Committee twice raised short-term interest rates to forestall potential increases in inflation. In the bond markets higher interest rates pushed prices lower, particularly at the short and long ends of the maturity spectrum.

      In this environment, market gains in the first quarter of 1999 were led by the large-cap, blue-chip growth companies, as investors sought a sense of security in the wake of 1998's Asian currency crisis and Russian debt default. As recovery in Asia became more certain, the second quarter saw a resurgence of interest in smaller-cap issues. Small-cap value stocks turned in the best results and large-cap growth stocks turned in the worst.

      The third quarter of 1999 saw an overall decline in domestic stocks. The S&P 500 fell 6.25%, while the S&P MidCap 400 Index dropped 8.40%. Small-capitalization stocks, as measured by the Russell 2000 Growth Index, fared slightly better, falling 4.91% during the same quarter. Overall, growth stocks again outperformed value stocks. Factors affecting the market's performance in the third quarter included the potential impact on earnings of technology companies from the earthquake in Taiwan and continued uncertainty about interest rates. Entering the fourth quarter, there were gains in October with the S&P 500 returning 6.33%, led by a recovery in technology stocks. The technology-laden Nasdaq 100 rose 9.54% for the month.

PORTFOLIO MATTERS

     By maintaining a focus on bottom-up stock selection in a market environment that evidenced clear biases toward certain segments of the market, all of The Alger Fund's Portfolios outperformed their benchmarks for the 12 months ended October 31, 1999.

ALGER SMALL CAPITALIZATION PORTFOLIO

      For the fiscal year ended October 31, 1999, the Alger Small Capitalization Portfolio returned 32.09%, outperforming the Russell 2000 Growth Index, which rose 29.29% during the same period. Small-cap stocks were harder hit by last year's global financial crisis and trailed larger issues through the first quarter, moving into positive terrority at the end of March and through the second quarter before falling back somewhat during the third quarter. Some of the Fund's positions in communications and technology stocks contributed substantially to the Portfolio's strong performance.

ALGER GROWTH PORTFOLIO

      For the fiscal year ended October 31, 1999, the Alger Growth Portfolio gained 39.32% compared to a 25.67% rise in the benchmark S&P 500. The Portfolio benefited from the market's preference for large, blue-chip stocks through the first quarter, with the technology and health care sectors -- well-represented among the Portfolio's holdings -- leading the large-cap growth stock surge. In the second half of the fiscal year higher energy prices adversely affected the results of the energy-dependent transportation sector while rising interest rates had a negative impact on the financial sector, but the Portfolio was not heavily invested in these areas.

ALGER MIDCAP GROWTH PORTFOLIO

      The Alger MidCap Growth Portfolio returned 32.33% for the fiscal year ended October 31, 1999 compared to 21.07% for the benchmark S&P MidCap 400. Midcap stocks as a group benefited during the second quarter from the market's rotation away from larger issues, with technology stocks leading the resurgence. High employment and strong economic growth favored the Portfolio's holdings in retail and consumer stocks.

ALGER BALANCED PORTFOLIO

      The Alger Balanced Portfolio posted a 31.49% gain for the 12 months ended October 31, 1999, comparing very favorably to the S&P 500 Index return of 25.67% and the Lehman Brothers Government/Corporate Bond Index of -0.65%. As is often the case, stock and bond markets moved in opposite directions through much of 1999, providing diversification benefits to portfolios invested in both asset classes. Careful security selection and judicious weighting of the Balanced Portfolio's allocation between stock and fixed-income investments contributed to the Portfolio's outperforming its benchmarks.

ALGER CAPITAL APPRECIATION PORTFOLIO

     During the 12 months ended October 31, 1999, the Alger Capital Appreciation Portfolio gained 62.99% compared to the S&P 500's rise of 25.67%. The
Portfolio's weightings in high-performing technology, Internet and communications, and retail stocks helped it to outperform its benchmark index by a wide margin.

LOOKING AHEAD

      The Alger Fund's Portfolios are managed to pursue their investment objectives by applying an investment philosophy which we at Fred Alger
Management believe will serve investors well as we enter the next millennium. Changing demographics, new technologies, and ever-increasing sophistication in the financial markets will create new opportunities in the decades to come. Through rigorous fundamental research, coupled with advanced analytic capabilities, we will continue to seek out companies that offer investors the potential for superior returns.


Respectfully submitted,


/s/ DAVID D. ALGER
-------------------
David D. Alger
President

TABLE OF CONTENTS
Alger Growth Portfolio:
           Portfolio Highlights.............................................. 4
           Schedule of Investments........................................... 5
           Financial Highlights.............................................. 7
Alger Small Capitalization Portfolio:
           Portfolio Highlights.............................................. 9
           Schedule of Investments...........................................10
           Financial Highlights..............................................12
Alger Balanced Portfolio:
           Portfolio Highlights..............................................14
           Schedule of Investments...........................................15
           Financial Highlights..............................................18
Alger MidCap Growth Portfolio:
           Portfolio Highlights..............................................20
           Schedule of Investments...........................................21
           Financial Highlights..............................................23
Alger Capital Appreciation Portfolio:
           Portfolio Highlights..............................................25
           Schedule of Investments...........................................26
           Financial Highlights..............................................28
Alger Money Market Portfolio:
           Schedule of Investments...........................................30
           Financial Highlights..............................................32
Statements of Assets and Liabilities.........................................33
Statements of Operations.....................................................34
Statement of Cash Flows (Alger Capital Appreciation Portfolio)...............35
Statements of Changes in Net Assets..........................................36
Notes to Financial Statements................................................38
Report of Independent Public Accountants ....................................44

ALGER GROWTH PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 1999 (UNAUDITED)

HYPOTHETICAL  $10,000  INVESTMENT IN CLASS B SHARES - 10 YEARS ENDED 10/31/99

[The following table represents a chart in the printed piece]


         ALGER GROWTH   S&P 500
11/1/89     10000        10000
             9600         9252
10/31/91    13997        12351
            15350        13583
10/31/93    19827        15612
            20636        16215
10/31/95    28431        20504
            30729        25444
10/31/97    38459        33617
            46694        41007
10/31/99    65541        51533

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Growth Class B shares and the S&P 500 Index for the ten years ended October 31, 1999. Figures for both the Alger Growth Class B shares and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends. Performance for the Alger Growth Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

Performance Comparison as of 10/31/99+

                                                                  Average Annual Total Returns

                                  1                5                10                 Since
                                Year             Years             Years             Inception
                       -------------------------------------------------------------------------
Class A (Inception 1/1/97)      33.69%             *                 *               27.71%
S&P 500 Index                   25.67%             *                 *               25.92%
-------------------------------------------------------------------------------------------------
Class B (Inception 11/11/86)    34.32%           25.42%           20.68%             18.14%
S&P 500 Index                   25.67%           26.02%           17.82%             17.24%
-------------------------------------------------------------------------------------------------
Class C (Inception 8/1/97)      38.23%             *                 *               23.57%
S&P 500 Index                   25.67%             *                 *               18.88%

The Portfolio's average annual total returns include changes in share price and reinvestment of dividends and capital gains. Past performance does not guarantee future results. Investment return and principal will fluctuate and the Portfolio's shares, when redeemed, may be worth more or less than their original cost.
+ RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A SHARES AND APPLICABLE
  CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

The Alger Fund ALGER GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 1999

THE ALGER FUND
ALGER GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1999


COMMON STOCKS--87.6%             Shares      Value
                                -------    ---------
ADVERTISING--9%
Omnicom Group Inc..............  105,100 $  9,248,800
                                         ------------
AEROSPACE--3.8%
AlliedSignal Inc..............   304,700   17,348,856
United Technologies Corp.......  363,500   21,991,750
                                         ------------
                                           39,340,606
                                         ------------
AUTOMOTIVE--.9%
Harley Davidson, Inc...........   63,000    9,667,938
                                         ------------
BIO-TECHNOLOGY--2.1%
Amgen Inc.*....................  213,600   17,034,600
Biogen Inc.*...................   54,100    4,010,163
                                         ------------
                                           21,044,763
                                         ------------
BROADCASTING--.5%
Clear Channel
  Communications Inc.* ........   63,300    5,087,738
                                         ------------
BUILDING &
  CONSTRUCTION--.4%
Masco Corp.....................  144,800    4,416,400
                                         ------------
BUSINESS SERVICES--1.2%
IMS Health Inc.................  439,000   12,731,000
                                         ------------
COMMUNICATION
  EQUIPMENT--7.1%
Cisco Systems, Inc.*...........  428,150   31,683,100
Corning Inc....................  273,400   21,496,075
Motorola, Inc..................  197,500   19,243,906
                                         ------------
                                           72,423,081
                                         ------------
COMMUNICATIONS--12.0%

America Online Inc.*...........  288,900   37,466,719
At Home Corp. Series A.*.......  202,066    7,552,217
Comcast Corp. Cl. A. Special...  284,200   11,971,925
COX Communications
  Inc., Cl. A.*                  174,500    7,928,844
MCI Worldcom Inc.*.............  181,500   15,574,968
MediaOne Group Inc.*...........  239,900   17,047,894
Qualcomm Inc.*.................   23,400    5,212,350
SBC Communications Inc.........  130,716    6,658,346
Sprint Corp....................  194,550   14,457,496
                                         ------------
                                          123,870,759
                                         ------------
COMPUTER RELATED &
  BUSINESS EQUIPMENT--.9%
Sun Microsystems Inc.*.........   89,100    9,427,894
                                         ------------
COMPUTER SERVICES--4.4%
eBay Inc.*.....................  177,900   24,038,738
Yahoo Inc.*....................  121,635   21,780,267
                                         ------------
                                           45,819,005
                                         ------------
COMPUTER SOFTWARE--5.0%
Intuit Inc.*...................  213,000  $ 6,203,625
Microsoft Corporation*.........  490,700   45,420,418
                                         ------------
                                           51,624,043
                                         ------------
CONGLOMERATE--2.3%
Tyco International Ltd.........  589,588   23,546,670
                                         ------------
ENERGY &
  ENERGY SERVICES--2.2%
Halliburton Co.................  600,600   22,635,113
                                         ------------
FINANCIAL SERVICES--12.3%
American Express Co............   51,000    7,854,000
Bank of America Corp...........  369,987   23,817,913
Citigroup Inc..................  594,000   32,150,250
Firstar Corp...................  136,751    4,017,060
Household International Inc....  326,500   14,570,062
Kansas City
  Southern Industries, Inc. ...  183,400    8,700,038
Merrill Lynch & Co., Inc.......   64,800    5,086,800
Morgan Stanley
  Dean Witter & Co. ...........  281,000   30,997,813
                                         ------------
                                          127,193,936
                                         ------------
FOOD CHAINS--.7%
Kroger Co.*....................  328,000    6,826,500
                                         ------------
INSURANCE--2.9%
American International
  Group, Inc. .................  283,951   29,229,206
                                         ------------
LEISURE &
  ENTERTAINMENT--.9%
Carnival Corp..................  202,100    8,993,450
                                         ------------
MANUFACTURING--.5%
Solectron Corp.*...............   70,500    5,305,125
                                         ------------
OIL & GAS--.8%
Baker Hughes Inc...............  306,300    8,557,256
                                         ------------
PHARMACEUTICALS--6.5%
Bristol Myers Squibb Co........   61,000    4,685,563
Pfizer Inc.....................  755,000   29,822,500
Warner-Lambert Co..............  407,300   32,507,631
                                         ------------
                                           67,015,694
                                         ------------
RETAILING--7.5%
Abercrombie & Fitch Co.,
  Cl. A.* .....................   95,800    2,610,550
Amazon.com Inc.*...............  163,200   11,526,000
Best Buy Company Inc.*.........  190,200   10,567,988
Costco Wholesale Corp.*........  110,200    8,850,438
Home Depot, Inc................  388,800   29,354,400
Wal-Mart Stores Inc............  254,400   14,421,300
                                         ------------
                                           77,330,676
                                         ------------
                                       5

THE ALGER FUND
ALGER GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 1999

Common Stocks--(cont.)             Shares      Value
                                   ------      ------
SEMICONDUCTOR
  CAPITAL EQUIPMENT--3.6%
Applied Materials Inc.*........  306,400 $ 27,518,550
Teradyne, Inc.*................  252,000    9,702,000
                                         ------------
                                           37,220,550
                                         ------------
SEMICONDUCTORS--8.2%
Altera Corporation*............  228,700   11,120,538
Intel Corp.....................  178,600   13,830,338
Linear Technology Corporation..  216,000   15,106,500
Micron Technology Inc.*........  316,200   22,549,012
Texas Instruments,
  Incorporated                    53,900    4,837,525
Xilinx, Inc.*..................  221,500   17,415,437
                                         ------------
                                           84,859,350
                                         ------------
Total Common Stocks
  (Cost $772,174,612)..........           903,415,553
                                         ------------
                                Principal
                                 Amount       Value
                                ----------   --------
Short-Term Corporate Notes--9.6%
Atlantis One Funding Corp.,
  5.33%, 11/08/99.............$10,850,000 $10,838,755
Enterprise Funding Corp.,
  5.33%, 11/19/99 (a)......... 31,000,000  30,917,385
Ford Motor Credit Company,
  5.23%, 11/16/99.............  1,200,000   1,197,385
General Motors Acceptance
  Corporation,
  5.25%, 11/03/99.............  2,700,000   2,699,213
GTE Funding Inc.,
  5.31%, 11/22/99............. 13,650,000  13,607,719
Merrill Lynch & Co., Inc.,
  5.30%, 11/22/99............. 31,000,000  30,904,158
Nestle Capital Corporation,
  5.22%, 11/16/99.............  8,700,000   8,681,078
                                        -------------
Total Short-Term Corporate Notes
  (Cost $98,845,693)..........             98,845,693
                                        -------------
Total Investments
  (Cost $871,020,305)(b)......  97.2%   1,002,261,246
Other Assets In Excess
  of Liabilities                 2.8       28,445,303
                               ======  ==============
Net Assets.....................100.0%  $1,030,706,549
                               ------  --------------
*  Non-income producing security.
(a)Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b)At October 31, 1999, the net unrealized appreciation on investments, based on
   cost  for  federal   income  tax  purposes  of   $871,020,305,   amounted  to
   $131,240,941 which consisted of aggregate gross unrealized appreciation of $149,530,013 and aggregate gross unrealized depreciation of $18,289,072.

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER GROWTH PORTFOLIO
Financial Highlights
For a share outstanding throughout the year

                                                                              Class B(i)
                                                   --------------------------------------------------------------
                                                                        Year Ended October 31,
                                                   --------------------------------------------------------------
                                                          1999        1998        1997        1996       1995
Net asset value, beginning of year..................     $ 12.00     $ 11.50      $ 9.49     $ 9.38      $ 6.97
                                                         -------     -------     -------    -------     -------

Net investment income (loss)........................      (.18)(ii)     (.11)(ii)   (.13)      (.08)(ii)   (.02)

Net realized and unrealized gain (loss)
   on investments...................................        4.56        2.10        2.44        .78        2.59
                                                         -------     -------     -------    -------     -------

Total from investment operations....................        4.38        1.99        2.31        .70        2.57

Distributions from net realized gains...............       (1.29)      (1.49)       (.30)      (.59)       (.16)
                                                         -------     -------     -------    -------     -------

Net asset value, end of year........................     $ 15.09     $ 12.00     $ 11.50     $ 9.49      $ 9.38
                                                         =======     =======     =======    =======     =======

Total Return (iii)..................................       39.3%       20.5%       24.9%       8.1%       37.8%
                                                         =======     =======     =======    =======     =======

Ratios and Supplemental Data:
   Net assets, end of year
     (000's omitted)................................    $770,311    $390,885    $304,984   $266,207    $154,284
                                                         =======     =======     =======    =======     =======

  Ratio of expenses to average

     net assets.....................................       1.96%       2.00%       2.08%      2.08%       2.09%
                                                         =======     =======     =======    =======     =======

  Ratio of net investment income (loss)
     to average net assets..........................      (1.26%)      (.98%)     (1.13%)     (.84%)     (1.03%)
                                                         =======     =======     =======    =======     =======

  Portfolio Turnover Rate...........................     205.94%     146.64%     128.26%     94.91%     118.16%
                                                         =======     =======     =======    =======     =======

---------------
See footnotes on page 8.

THE ALGER FUND
ALGER GROWTH PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                     Class A (v)                       Class C (iv)
                                      -------------------------------------  ------------------------------------
                                            Year       Year      Ten Months    Year        Year    Three Months
                                            Ended      Ended        Ended      Ended       Ended       Ended
                                         October 31, October 31, October 31, October 31, October 31, October 31,
                                            1999       1998        1997(vi)      1999       1998      1997(vi)
                                         ---------- -----------  ----------  ----------  ----------  ----------
Net asset value, beginning of period...    $ 12.19    $ 11.58      $ 9.40     $ 12.00    $ 11.50     $ 11.98
                                           -------    -------     -------     -------    -------      ------

Net investment income (loss)...........     (.07)(ii)    (.03)(ii)   (.02)     (.18)(ii)    (.11)(ii)   (.02)

Net realized and unrealized gain (loss)
   on investments......................       4.64       2.13        2.20        4.55       2.10        (.46)
                                           -------    -------     -------     -------    -------      ------

Total from investment operations.......       4.57       2.10        2.18        4.37       1.99        (.48)

Distributions from net realized gains..     (1.29)      (1.49)         --      (1.29)      (1.49)         --
                                           -------    -------     -------     -------    -------      ------

Net asset value, end of period.........    $ 15.47    $ 12.19     $ 11.58     $ 15.08    $ 12.00     $ 11.50
                                           =======    =======     =======     =======    =======     =======

Total Return (iii).....................      40.4%      21.4%       23.2%       39.2%      20.5%       (4.0%)
                                           =======    =======     =======     =======    =======     =======
Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted)...................   $228,896   $121,930   $  52,307    $ 31,500    $ 3,312     $   199
                                          ========   ========   =========    ========    =======     =======

  Ratio of expenses to average
     net assets........................      1.21%      1.25%       1.30%       1.97%      2.00%       2.02%
                                          ========   ========   =========    ========    =======     =======

  Ratio of net investment income (loss)
     to average net assets.............     (.50%)      (.23%)      (.39%)    (1.30%)      (.97%)     (1.43%)
                                          ========   ========   =========    ========    =======     =======

  Portfolio Turnover Rate..............    205.94%    146.64%     128.26%     205.94%    146.64%     128.26%
                                          ========   ========   =========    ========    =======     =======

(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred September 27, 1995.
(ii)  Amount was computed based on average shares outstanding during the year.
(iii) Does not reflect the effect of any sales charges.
(iv)  Initially offered August 1, 1997.
(v)   Initially offered January 1, 1997.
(vi)  Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.

ALGER SMALL CAPITALIZATION PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 1999 (UNAUDITED)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES - 10 YEARS ENDED 10/31/99

[The following table represents a chart in the printed piece]

ALGER SMALL CAP   RUSSELL 2000 GROWTH

11/1/89  10000    10000
          9292     7366
10/31/91 15214    12267
         15736    12223
10/31/93 19793    15605
         19586    15462
10/31/95 28626    18642
         29534    21126
10/31/97 33328    25599
         29709    21542
10/31/99 39418    27850

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Small Capitalization Class B shares and the Russell 2000 Growth Index for the ten years ended October 31, 1999. Figures for both the Alger Small Capitalization Class B shares and the Russell 2000 Growth Index, an unmanaged index of common stocks, include reinvestment of dividends. Performance for the Alger Small Capitalization Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 10/31/99+

                                                                  AVERAGE ANNUAL TOTAL RETURNS

                                           1                5                10                 SINCE
                                         YEAR             YEARS             YEARS             INCEPTION
                                        -----------------------------------------------------------------
         Class A (Inception 1/1/97)      26.38%            *                 *                 8.68%
         Russell 2000 Growth Index       29.29%            *                 *                 8.44%
---------------------------------------------------------------------------------------------------------
         Class B (Inception 11/11/86)    27.09%           14.48%           14.70%             16.17%
         Russell 2000 Growth Index       29.29%           12.49%           10.79%              9.90%
---------------------------------------------------------------------------------------------------------
         Class C (Inception 8/1/97)      31.42%            *                 *                 6.70%
         Russell 2000 Growth Index       29.29%            *                 *                 5.89%

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. + RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A SHARES AND APPLICABLE CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1999

COMMON STOCKS--94.4%             SHARES      VALUE
                               ---------    ----------
ADVERTISING--5.0%
Outdoor Systems, Inc.*...........237,075 $ 10,046,052
Young & Rubicam Inc..............323,000   14,777,250
                                         ------------
                                           24,823,302
                                         ------------
AUTOMOTIVE--.4%
Sonic Automotive Inc., Cl. A*....212,900    2,222,143
                                         ------------
AUTOMOTIVE EQUIPMENT
  & SERVICES--.8%
Speedway Motorsports Inc.*....... 92,000    4,013,500
                                         ------------
BIO-TECHNOLOGY--2.8%
IDEC Pharmaceuticals
  Corporation*                    35,700    4,147,893
Medimmune Inc.*.................. 42,700    4,782,400
Sepracor Inc.*................... 58,300    4,849,831
                                         ------------
                                           13,780,124
                                         ------------
BROADCASTING--.7%
Salem Communications
  Corp., Cl. A* ................ 123,000    3,059,625
Spanish Broadcasting
  System Inc. Cl. A.............. 25,000      665,625
                                         ------------
                                            3,725,250
                                         ------------
BUSINESS SERVICES--5.6%
BISYS Group Inc.*................249,300   12,714,300
FactSet Research Systems Inc.....148,100    9,839,392
Fiserv Inc.*..................... 58,400    1,868,800
Rent-Way Inc.*...................210,500    3,499,562
                                         ------------
                                           27,922,054
COMMUNICATION
  EQUIPMENT--3.4%
Aware Inc.*...................... 89,000    2,831,312
Flextronics International Ltd*... 85,000    6,035,000
SDL Inc.*........................ 65,000    8,015,313
                                         ------------
                                           16,881,625
                                         ------------
COMMUNICATIONS--.9%
McLeodUSA Inc., Cl. A*........... 86,000    3,837,750
Triton PCS Holdings Inc., Cl. A*. 20,000      705,000
                                         ------------
                                            4,542,750
                                         ------------
COMPUTER RELATED &
  BUSINESS EQUIPMENT--6.4%
Antec Corp.*.....................267,200   12,959,200
Dupont Photomasks Inc.*.......... 91,400    4,524,300
Sanmina Corporation*.............160,000   14,410,000
                                         ------------
                                           31,893,500
                                         ------------

COMPUTER SERVICES--10.0%
CNET Inc.*.......................184,900  $ 8,724,968
eBay Inc.*.......................109,200   14,755,650
Exodus Communications, Inc.*.....122,800   10,560,800
QRS Corp.*.......................162,450    9,036,280
Yahoo Inc.*...................... 40,000    7,162,520
                                         ------------
                                           50,240,218
                                         ------------
COMPUTER SOFTWARE--3.6%
BSquare Corp.*................... 75,000    2,967,187
Dendrite International Inc.*..... 77,900    2,444,112
Intuit Inc.*.....................435,900   12,695,586
                                         ------------
                                           18,106,885
                                         ------------
CONSUMER PRODUCTS--2.4%
Furniture Brands
  International Inc.* ...........114,500    2,218,437
Mettler-Toledo
  International Inc.* ...........220,000    6,558,750
Pittway Corp., Cl. A............. 89,000    2,937,000
                                         ------------
                                           11,714,187
                                         ------------
ENERGY &
  ENERGY SERVICES--1.2%
Calpine Corp.*................... 30,000    1,728,750
EOG Resources Inc................110,000    2,289,375
Forest Oil Corporation*..........134,000    1,792,250
                                         ------------
                                            5,810,375
                                         ------------
FINANCIAL SERVICES--1.4%
National Commerce Bancorp........285,000    7,125,000
                                         ------------
HEALTH CARE--.8%
Cytyc Corporation*............... 95,000    3,776,250
                                         ------------
MEDICAL SERVICES--3.6%
Hooper Holmes Inc................239,400    6,433,874
MedQuist Inc.*...................356,400   11,404,800
                                         ------------
                                           17,838,674
                                         ------------
OIL & GAS--1.9%
B.J. Services Company*...........174,700    5,994,393
Varco International Inc.*........350,000    3,696,875
                                         ------------
                                            9,691,268
                                         ------------
PHARMACEUTICALS--2.0%
Forest Laboratories, Inc.*.......215,000    9,863,124
                                         ------------
RESTAURANTS & LODGING--2.0%
Outback Steakhouse, Inc.*........421,800    9,701,400
                                         ------------

The Alger Fund
ALGER SMALL CAPITALIZATION  PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 1999
COMMON STOCKS--(cont.)            SHARES        VALUE
                                 --------   -----------

RETAILING--20.9%
Abercrombie & Fitch Co., Cl. A*..110,800  $ 3,019,300
Amazon.com Inc.*.................109,500    7,733,437
Bed Bath & Beyond Inc.*..........292,700    9,750,569
BJ's Wholesale Club Inc.*........491,400   15,141,262
Ethan Allen Interiors Inc........371,700   13,218,580
Family Dollar Stores Inc.........513,000   10,580,625
Lands End Inc.*.................. 65,000    5,000,937
Linens'n Things Inc.*............401,200   15,947,700
Tiffany & Co.....................165,600    9,853,200
Too Inc.*........................150,000    2,400,000
Tuesday Morning Corp.*...........150,000    3,450,000
Williams Sonoma Inc.*............149,400    8,030,250
                                         ------------
                                          104,125,860
                                         ------------
SEMICONDUCTOR
  CAPITAL EQUIPMENT--4.0%
ASM Lithography Holding NV*......177,000   12,854,625
Atmi Inc.*.......................100,000    2,693,750
PRI Automation, Inc.*............103,600    4,156,950
                                         ------------
                                           19,705,325
                                         ------------
SEMICONDUCTORS--14.3%
Altera Corporation*..............205,000    9,968,125
Applied Micro Circuits Corp.*.... 25,000    1,945,311
Conexant Systems Inc.*........... 86,800    8,104,950
Dallas Semiconductor Corp........100,000    5,887,500
Lattice Semiconductor Corp.*..... 50,000    1,768,750
Linear Technology Corporation.... 93,600    6,546,150
Maxim Integrated Products, Inc.*. 95,000    7,499,062
Microchip Technology
  Incorporated*..................182,300   12,145,737
Vitesse Semiconductor Corp.*.....139,000    6,376,624
Xilinx, Inc.*....................136,300   10,716,587
                                         ------------
                                           70,958,796
                                         ------------
MISCELLANEOUS--.3%
Coinstar Inc.* ..................201,300    1,534,912
                                         ------------
Total Common Stocks
  (Cost $361,451,505) ...........         469,996,522
                                         ------------

                                PRINCIPAL
                                 AMOUNT           VALUE
                              -----------       ---------
Short-Term Corporate Notes--5.3%
Enterprise Funding Corp.,
  5.33%, 11/19/99(a)........ $ 8,000,000    $  7,978,680
France Telecom,
  5.32%, 11/23/99(a)......... 18,250,000      18,190,667
                                            ------------
Total Short-Term Corporate Notes
  (Cost $26,169,347).............             26,169,347
                                            ------------
Total Investments
  (Cost $387,620,852)(b).........   99.7%    496,165,869

Other Assets In Excess
  of Liabilities.................     .3       1,321,247
                                   -----     -----------

Net Assets.......................  100.0%   $497,487,116
                                   =====   =============
*  Non-income producing security.
(a)Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b)At October 31, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $387,620,852, amounted to $108,545,017 which consisted of aggregate gross unrealized appreciation of $123,646,246 and aggregate gross unrealized depreciation of $15,101,229.


                       See Notes to Financial Statements.

THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
Financial Highlights
For a share outstanding throughout the year

                                                                              CLASS B(I)
                                                     ---------------------------------------------------------
                                                                        YEAR ENDED OCTOBER 31,
                                                     ---------------------------------------------------------
                                                          1999        1998        1997        1996       1995
                                                       ---------    ---------  ---------  ---------   ---------

Net asset value, beginning of year..................   $    8.61    $   10.29  $   10.86  $   11.13    $   7.62
                                                       ---------    ---------  ---------  ---------   ---------
Net investment income (loss)........................        (.15)(vi)    (.14)(vi)  (.11)      (.09)       (.13)

Net realized and unrealized gain (loss)
   on investments...................................        2.69        (1.03)      1.28        .42        3.64
                                                       ---------    ---------  ---------  ---------   ---------

Total from investment operations....................        2.54        (1.17)      1.17        .33        3.51

Distributions from net realized gains...............       (1.02)        (.51)     (1.74)      (.60)         --
                                                       ---------    ---------  ---------  ---------   ---------

Net asset value, end of year........................   $   10.13    $    8.61  $   10.29  $   10.86   $   11.13
                                                       =========    =========  =========  =========   =========

Total Return (ii)...................................       32.1%       (11.6%)     12.9%       3.2%       46.2%
                                                       =========    =========  =========  =========   =========

Ratios and Supplemental Data:
   Net assets, end of year
     (000's omitted)................................    $419,842     $460,788   $580,651   $553,872    $463,718
                                                       =========    =========  =========  =========   =========

  Ratio of expenses to average
     net assets.....................................       2.14%        2.12%      2.14%      2.13%       2.11%
                                                       =========    =========  =========  =========   =========
  Ratio of net investment income
     (loss) to average net assets...................      (1.58%)      (1.51%)    (1.67%)    (1.59%)     (1.75%)
                                                       =========    =========  =========  =========   =========

  Portfolio Turnover Rate...........................     110.92%      157.26%    120.27%    153.35%      97.37%
                                                       =========    =========  =========  =========   =========

----------------
See footnotes on page 13.

THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                   CLASS A (IV)                       CLASS C (III)
                                      ----------------------------------------------------------------------------------
                                            YEAR          YEAR      TEN MONTHS      YEAR         YEAR     THREE MONTHS
                                            ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                         OCTOBER 31,   OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                            1999          1998        1997(V)       1999         1998        1997(V)
                                        -----------   -----------   -----------  -----------  -----------  ------------
Net asset value, beginning of period...   $   8.74     $  10.35      $  9.21      $  8.59     $ 10.29      $  10.38
                                          --------     --------     --------     --------    --------      --------

Net investment income (loss)...........       (.08)(vi)  (.06)(vi)    (.04)        (.16)(vi)   (.10)(vi)     (.03)

Net realized and unrealized gain (loss)
   on investments......................       2.71        (1.04)        1.18         2.72       (1.09)         (.06)
                                          --------     --------     --------     --------    --------      --------

Total from investment operations.......       2.63        (1.10)        1.14         2.56       (1.19)         (.09)

Distributions from net realized gains..      (1.02)        (.51)          --        (1.02)       (.51)           --
                                          --------     --------     --------     --------    --------      --------

Net asset value, end of period.........    $ 10.35     $   8.74      $ 10.35      $ 10.13      $ 8.59      $  10.29
                                          ========     ========     ========     ========    ========      ========


Total Return (ii)......................      32.7%       (10.9%)       12.4%        32.4%      (11.8%)         (.9%)
                                          ========     ========     ========     ========    ========      ========

Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted)...................   $ 69,986     $ 59,516     $ 25,996      $ 7,659     $ 4,838      $    338
                                          ========     ========     ========     ========    ========      ========

  Ratio of expenses to average
     net assets........................      1.38%        1.37%        1.38%        2.13%       2.11%         2.09%
                                          ========     ========     ========     ========    ========      ========

  Ratio of net investment income (loss)
     to average net assets.............      (.79%)       (.71%)       (.93%)      (1.55%)     (1.36%)       (1.71%)
                                          ========     ========     ========     ========    ========      ========

  Portfolio Turnover Rate..............    110.92%      157.26%      120.27%      110.92%     157.26%       120.27%
                                          ========     ========     ========     ========    ========      ========


(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred September 27, 1995.

(ii) Does not reflect the effect of any sales charges.

(iii) Initially offered August 1, 1997.

(iv) Initially offered January 1, 1997.

(v)  Ratios have been  annualized;  total  return has not been  annualized.
(vi) Amount was computed based on average shares outstanding during the period.

See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 1999 (UNAUDITED)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES FROM 6/1/92 TO 10/31/99

                                                      LEHMAN GOV'T/CORP.
               ALGER BALANCED B    S&P 500 INDEX          BOND INDEX

6/1/92 ...........  10000              10000                 10000
10/31/92 .........   9950              10198                 10479
10/31/93 .........  11180              11723                 11911
10/31/94 .........  10736              12177                 11358
10/31/95 .........  13700              15396                 13193
10/31/96 .........  14558              19104                 13905
10/31/97 .........  17360              25241                 15130
10/31/98 .........  20287              30794                 16684
10/31/99 .........  26675              38697                 16575


ENDING VALUE S&P 500 INDEX $38,697
ENDING VALUE ALGER BALANCED B: $26,675
ENDING VALUE LEHEMAN BROTHERS GOV'T/CORP. BOND INDEX: $16,575


The  chart  above  illustrates  the  growth in value of a  hypothetical  $10,000 investment made in Alger Balanced Class B shares, the S&P 500 Index, and the Lehman Brothers Government/Corporate Bond Index on June 1, 1992, the inception date of the Alger Balanced Portfolio, through October 31, 1999. Figures for the Alger Balanced Portfolio, the S&P 500 Index, an unmanaged index of common stocks, and the Lehman Brothers Government/Corporate Bond Index, an unmanaged index of government and corporate bonds, include reinvestment of dividends and/or interest. Performance for the Alger Balanced Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 10/31/99+

                                                    AVERAGE ANNUAL TOTAL RETURNS

                                        1                5            SINCE
                                      YEAR             YEARS        INCEPTION
                                 -----------------------------------------------
CLASS A (INCEPTION 1/1/97)           26.25%               *           22.12%
S&P 500 Index                        25.67%               *           25.92%
Lehman Gov't/Corp. Bond Index        (0.65%)              *            6.13%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 6/1/92)           26.49%           19.77%          14.14%
S&P 500 Index                        25.67%           26.02%          20.01%
Lehman Gov't/Corp. Bond Index        (0.65%)           7.85%           7.05%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)           30.55%               *           19.78%
S&P 500 Index                        25.67%               *           18.88%
Lehman Gov't/Corp. Bond Index        (0.65%)              *            5.08%
--------------------------------------------------------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

+ RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A SHARES AND APPLICABLE CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

THE ALGER FUND
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1999

COMMON STOCKS--58.8%                SHARES      VALUE
                                   ---------   --------

ADVERTISING--.6%
Omnicom Group Inc................   5,500      $ 484,000
                                              ----------
AEROSPACE--2.6%
AlliedSignal Inc.................  15,800        899,613
United Technologies Corp.........  19,000      1,149,500
                                              ----------
                                               2,049,113
                                              ----------
AUTOMOTIVE--.6%
Harley Davidson, Inc.............   7,600        450,774
                                              ----------
BIO-TECHNOLOGY--1.4%
Amgen Inc.*......................  11,000        877,250
Biogen Inc.*.....................   3,000        222,375
                                              ----------
                                               1,099,625
                                              ----------
BROADCASTING--.3%
Clear Channel
  Communications Inc.* . ........   2,900        233,088
                                              ----------
BUILDING &
  CONSTRUCTION--.3%
Masco Corp.......................   7,500        228,750
                                              ----------
BUSINESS SERVICES--.6%
IMS Health Inc...................  16,500        478,500
                                              ----------
COMMUNICATION
  EQUIPMENT--4.9%
Cisco Systems, Inc.*.............  22,650      1,676,100
Corning Inc......................  14,400      1,132,200
Motorola, Inc....................  11,500      1,120,532
                                              ----------
                                               3,928,832
                                              ----------
COMMUNICATIONS--7.3%
America Online Inc.*.............  15,100      1,958,281
At Home Corp. Series A*..........   7,958        297,430
COX Communications Inc., Cl. A.*.   8,300        377,131
MCI Worldcom Inc.*...............   9,200        789,475
MediaOne Group Inc.*.............  14,200      1,009,088
Qualcomm Inc.*...................   1,200        267,300
SBC Communications Inc...........   6,632        337,818
Sprint Corp......................  10,850        806,290
                                              ----------
                                               5,842,813
                                              ----------
COMPUTER RELATED &
  BUSINESS EQUIPMENT--.8%
Sun Microsystems Inc.*...........   6,000        634,874
                                              ----------

COMPUTER SERVICES--3.0%
eBay Inc.*.......................   9,300      1,256,663
Yahoo Inc.*......................   6,176      1,105,890
                                              ----------
                                               2,362,553
                                              ----------
COMPUTER SOFTWARE--3.1%

Intuit Inc.*.....................   7,800        227,175
Microsoft Corporation*...........  24,000      2,221,500
                                              ----------
                                               2,448,675
                                              ----------
CONGLOMERATE--1.5%
Tyco International Ltd...........  29,692      1,185,823
                                              ----------
ENERGY &
  ENERGY SERVICES--1.5%
Halliburton Co...................  33,700      1,270,068
                                              ----------
FINANCIAL SERVICES--8.4%
American Express Co..............   2,500        385,000
Bank of America Corp.............  20,200      1,300,375
Citigroup Inc....................  35,950      1,945,794
Firstar Corp.....................  10,455        307,116
Household International Inc......  10,200        455,175
Kansas City Southern
  Industries Inc. ...............   8,800        417,450
Merrill Lynch & Co., Inc.........   3,400        266,900
Morgan Stanley Dean Witter & Co..  14,700      1,621,593
                                              ----------
                                               6,699,403
                                              ----------
FOOD CHAINS--.4%
Kroger Co.*......................  16,600        345,487
                                              ----------
INSURANCE--1.7%
American International
  Group, Inc. ...................  12,856      1,323,365
                                              ----------
LEISURE &
  ENTERTAINMENT--.6%
Carnival Corp....................  10,500        467,250
                                              ----------
MANUFACTURING--.3%
Solectron Corp.*.................   3,300        248,325
                                              ----------
OIL & GAS--.7%
Baker Hughes Inc.................  20,000        558,750
                                              ----------
PHARMACEUTICALS--4.2%
Bristol Myers Squibb Co..........   3,400        261,163
Pfizer Inc.......................  38,300      1,512,850
Warner-Lambert Co................  20,300      1,620,194
                                              ----------
                                               3,394,207
                                              ----------
                                       15

THE ALGER FUND
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 1999


COMMON STOCKS--(CONT.)              SHARES      VALUE
                                   ---------   --------
RETAILING--5.9%
Abercrombie & Fitch Co., Cl. A.*.   5,800      $ 158,050
Amazon.com Inc.*.................   8,400        593,250
Best Buy Company Inc.*...........  10,200        566,738
Costco Wholesale Corp.*..........   9,400        754,938
Home Depot, Inc..................  24,000      1,812,000
Wal-Mart Stores Inc..............  13,750        779,453
                                              ----------
                                               4,664,429
                                              ----------
SEMICONDUCTOR
  CAPITAL EQUIPMENT--2.5%
Applied Materials Inc.*..........  16,500      1,481,906
Teradyne, Inc.*..................  12,400        477,400
                                              ----------
                                               1,959,306
                                              ----------
SEMICONDUCTORS--5.6%
Altera Corporation*..............  12,100        588,363
Intel Corp.......................   9,200        712,425
Linear Technology Corporation....  11,500        804,281
Micron Technology Inc.*..........  16,700      1,190,919
Texas Instruments, Incorporated..   2,700        242,325
Xilinx, Inc.*....................  11,600        912,050
                                              ----------
                                               4,450,363
                                              ----------
Total Common Stocks
  (Cost $40,855,075).............             46,808,373
                                              ----------
                                  PRINCIPAL
Corporate Bonds--6.1%               AMOUNT
                                  ---------
AUTOMOTIVE--.4%
Ford Capital B.V.,

  9.50%, 6/01/10.................$300,000        345,513
                                              ----------
COMMUNICATIONS--1.0%
MCI Worldcom Inc.,
  8.25%, 1/20/23................. 300,000        312,081
Tele-Communications Inc.,
  7.25%, 8/01/05................. 500,000        501,670
                                              ----------
                                                 813,751
                                              ----------
CONSUMER PRODUCTS
  & SERVICES--.4%
Eastman Kodak Co.,
  9.20%, 6/01/21................. 300,000        326,394
                                              ----------

                                  PRINCIPAL
                                    AMOUNT       VALUE
                                  ---------   ----------
ELECTRIC &
  GAS COMPANIES--1.2%
Cincinnati Gas & Electric Co.,
  7.20%, 10/01/23................$100,000       $ 91,446
Pacific Gas & Electric Co.,
  7.25%, 3/01/26................. 182,000        172,288
Potomac Electric Power Co.,
  7.00%, 1/15/24................. 200,000        183,250
Washington Gas Light Co.,
  6.51%, 8/18/08................. 500,000        480,640
                                              ----------
                                                 927,624
                                              ----------
FINANCIAL SERVICES--1.6%
BankAmerica Corp.,
  6.625%, 10/15/07............... 200,000        192,712
Bankers Trust Corp.,
  7.00%, 3/13/18................. 300,000        274,602
Chase Manhattan Corp.,
  8.50%, 2/15/02................. 200,000        207,730
Citicorp,
  7.125%, 6/01/03................ 200,000        201,010
Merrill Lynch & Co., Inc.,
  6.75%, 4/30/01................. 150,000        150,852
Morgan Stanley Dean Witter & Co.,
  7.50%, 2/01/24................. 300,000        286,176
                                              ----------
                                               1,313,082
                                              ----------
INSURANCE--1.2%
Beneficial Corp.,
  6.575%, 12/16/02............... 500,000        494,920
Loews Corp.,
  7.625%, 6/01/23................ 500,000        466,345
                                              ----------
                                                 961,265
                                              ----------
POLLUTION CONTROL--.3%
Waste Management Inc.,
  8.25%, 11/15/99................ 200,000        200,186
                                              ----------
Total Corporate Bonds
  (Cost $5,190,704)..............              4,887,815
                                              ----------

THE ALGER FUND
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS  (Continued)
October 31, 1999

                                 PRINCIPAL
                                   AMOUNT        VALUE
                                 ---------     ---------
U.S. Government &
  Agency Obligations--4.8%
Federal Home Loan Bank Corp.,
  5.87%, 4/22/03.................$300,000     $ 295,218
  5.935%, 4/22/05................ 400,000       387,624
  6.505%, 6/17/08................ 300,000       284,814
Federal Home Loan Mortgage Corp.,
  7.08%, 3/17/14................. 400,000       374,252
Federal National Mortgage Assoc.,
  8.50%, 2/01/05................. 100,000       100,516
  6.96%, 4/02/07................. 500,000       503,750
  7.49%, 5/22/07................. 250,000       246,835
  6.75%, 2/04/28................. 400,000       352,252
  7.00%, 3/04/13................. 600,000       564,000
  6.42%, 7/14/08................. 300,000       283,593
U.S. Treasury Notes,
  7.50%, 5/15/02................. 100,000       103,703
  6.375%, 1/15/00................ 100,000       100,188
  6.25%, 2/15/03................. 250,000       252,070
                                              ----------
Total U.S. Government
  & Agency Obligations
  (Cost $4,080,648)..............              3,848,815
                                              ----------

Short-Term Corporate Notes--27.7%
Atlantis One Funding Corp.,
  5.32%, 11/15/99................$1,700,000  $ 1,696,476
AT&T Capital Corp.,
  5.18%, 11/09/99................   300,000      299,654
Coca-Cola Co. (The),
  5.27%, 11/24/99................ 3,000,000    2,989,893
Crown Point Capital Co. LLC,
  5.38%, 11/09/99 (a)............   750,000      749,102
Ford Motor Credit Company,
  5.23%, 11/16/99................ 3,100,000    3,093,240
France Telecom,
  5.32%, 11/23/99 (a)............   400,000      398,699
General Motors Acceptance
  Corporation,
  5.25%, 11/03/99................ 1,200,000    1,199,649
Hasbro, Inc.,
  5.27%, 11/15/99................ 1,100,000    1,097,744
Kansas City Power & Light Co.,
  5.32%, 11/04/99................ 3,100,000    3,098,623
Merrill Lynch & Co., Inc.,
  5.22%, 11/09/99................ 2,500,000    2,497,096
Nestle Capital Corporation,
  5.22%, 11/16/99................ 2,500,000    2,494,555
Toyota Credit de Puerto Rico,
  5.28%, 11/15/99................ 2,500,000    2,494,859
                                              ----------
Total Short-Term Corporate Notes
  (Cost $22,109,590).............             22,109,590
                                              ----------
Total Investments

  (Cost $72,236,017)(b)..........    97.4%    77,654,593
Other Assets In Excess
  of Liabilities.................     2.6      2,067,129
                                    ------   -----------
Net Assets.......................   100.0%   $79,721,722
                                    ======   ===========
*  Non-income producing security.

(a)Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b)At October 31, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $72,236,017, amounted to $5,418,576 which consisted of aggregate gross unrealized appreciation of $7,219,232 and aggregate gross unrealized depreciation of $1,800,656.

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER BALANCED PORTFOLIO
Financial Highlights
For a share outstanding throughout the year

                                                                                 CLASS B
                                                        ---------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                                        --------------------------------------------------------
                                                          1999        1998        1997        1996       1995
                                                          ----        ----        ----        -----      -----
Net asset value, beginning of year .................     $ 16.64     $ 16.48     $ 14.21    $ 13.59     $ 10.65
                                                         -------     -------     -------    -------     -------

Net investment income (loss)........................         .07(i)      .03(i)       --        .12        (.02)(i)

Net realized and unrealized gain (loss)
   on investments...................................        4.93        2.34        2.67        .72        2.96
                                                         -------     -------     -------    -------     -------

Total from investment operations....................        5.00        2.37        2.67        .84        2.94
                                                         -------     -------     -------    -------     -------

Dividends from net investment income................        (.03)       (.01)       (.06)      (.01)         --

Distributions from net realized gains...............       (1.02)      (2.20)       (.34)      (.21)         --
                                                         -------     -------     -------    -------     -------

Total distributions.................................       (1.05)      (2.21)       (.40)      (.22)         --
                                                         -------     -------     -------    -------     -------

Net asset value, end of year........................     $ 20.59     $ 16.64     $ 16.48 $    14.21     $ 13.59
                                                         =======     =======     =======    =======     =======

Total Return (ii)...................................       31.5%       16.9%       19.3%       6.3%       27.6%
                                                         =======     =======     =======    =======     =======

Ratios and Supplemental Data:
   Net assets, end of year
     (000's omitted)................................    $ 52,607    $ 19,282   $  12,653  $  13,492  $    6,214
                                                         =======     =======     =======    =======     =======

  Ratio of expenses to average
     net assets.....................................       2.18%       2.58%       2.89%      2.70%       3.34%
                                                         =======     =======     =======    =======     =======

  Decrease reflected in above
     expense ratios due to
     expense reimbursements (iv)....................          --          --          --         --        .24%
                                                         =======     =======     =======    =======     =======

  Ratio of net investment income
     (loss) to average net assets...................        .36%        .19%        .04%       .47%       (.13%)
                                                         =======     =======     =======    =======     =======

  Portfolio Turnover Rate...........................     126.01%      93.23%     109.26%     85.51%      84.06%
                                                         =======     =======     =======    =======     =======

---------------------
  See footnotes on page 19.

THE ALGER FUND
ALGER BALANCED PORTFOLIO
Financial Highlights
For a share outstanding throughout the period


                                                    CLASS A (VI)                        CLASS C (V)
                                      ------------------------------------------------------------------------------
                                            YEAR         YEAR     TEN MONTHS     YEAR         YEAR     THREE MONTHS
                                            ENDED        ENDED       ENDED       ENDED        ENDED        ENDED
                                         OCTOBER 31,  OCTOBER 31, OCTOBER 31, OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                            1999         1998      1997(III)     1999         1998       1997(III)
                                         ----------- -----------  ----------  ----------   ---------     ---------
Net asset value, beginning of period...    $ 16.83     $ 16.58      $ 13.99     $ 16.66     $ 16.49      $ 16.88
                                           -------     -------      -------     -------     -------      -------
Net investment income (loss)...........        .25(i)      .16(i)       .05         .07(i)      .04(i)      (.01)

Net realized and unrealized gain (loss)
   on investments......................       4.97        2.35         2.54        4.95        2.33         (.38)
                                           -------     -------      -------     -------     -------      -------

Total from investment operations.......       5.22        2.51         2.59        5.02        2.37         (.39)
                                           -------     -------      -------     -------     -------      -------

Dividends from net investment income...       (.08)       (.06)          --       (0.01)         --           --

Distributions from net realized gains..      (1.02)      (2.20)          --       (1.02)      (2.20)          --
                                           -------     -------      -------     -------     -------      -------

Total distributions....................      (1.10)      (2.26)          --       (1.03)      (2.20)          --
                                           -------     -------      -------     -------     -------      -------

Net asset value, end of period.........    $ 20.95     $ 16.83      $ 16.58     $ 20.65     $ 16.66      $ 16.49
                                           =======     =======      =======     =======     =======      =======

Total Return (ii)......................      32.5%       17.7%        18.5%       31.6%       16.8%       (2.31%)
                                           =======     =======      =======     =======     =======      =======

Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted)...................   $ 12,488     $ 1,354      $   459     $14,626     $   334      $    48
                                           =======     =======      =======     =======     =======      =======

  Ratio of expenses to average

     net assets........................      1.40%       1.79%        2.10%       2.16%       2.53%        2.77%
                                           =======     =======      =======     =======     =======      =======
  Ratio of net investment income (loss)
     to average net assets.............      1.15%        .98%         .72%        .38%        .23%        (.84%)
                                           =======     =======      =======     =======     =======      =======

  Portfolio Turnover Rate..............    126.01%      93.23%      109.26%     126.01%      93.23%      109.26%
                                           =======     =======      =======     =======     =======      =======


(i)  Amount was computed based on average shares  outstanding during the period.

(ii) Does not reflect the effect of any sales charges.

(iii)Ratios have been annualized; total return has not been annualized.

(iv) Represents expense reimbursements made pursuant to applicable state expense limits.

(v)  Initially offered August 1, 1997.

(vi) Initially offered January 1, 1997.

                       See Notes to Financial Statements.

ALGER MIDCAP GROWTH PORTFOLIO PORTFOLIO HIGHLIGHTS
THROUGH OCTOBER 31, 1999 (UNAUDITED)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES FROM 5/24/93 TO 10/31/99

[Line chart omitted]

         ALGER MIDCAP GROWTH B     S&P MIDCAP 400 INDEX

5/24/93          10000                    10000
10/31/93         12480                    10714
10/31/94         13062                    10969
10/31/95         19373                    13295
10/31/96         20618                    15600
10/31/97         25024                    20694
10/31/98         26586                    22084
10/31/99         35182                    26736


ENDING VALUE ALGER MIDCAP GROWTH B: $35,182
ENDING VALUE S&P MIDCAP 400 INDEX: $26,736



The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger MidCap Growth Class B shares and the S&P MidCap 400 Index on May 24, 1993, the inception date of the Alger MidCap Growth Portfolio, through October 31, 1999. Figures for both the Alger MidCap Growth Class B shares and the S&P MidCap 400 Index, an unmanaged index of common stocks, include reinvestment of dividends. Performance for the Alger MidCap Growth Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 10/31/99+

                                                   AVERAGE ANNUAL TOTAL RETURNS
                                   1                 5              SINCE
                                 YEAR              YEARS          INCEPTION
                              --------------------------------------------------
CLASS A (INCEPTION 1/1/97)       26.94%              *              18.43%
S&P MidCap 400 Index             21.07%              *              18.59%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 5/24/93)      27.33%            21.73%           21.57%
S&P MidCap 400 Index             21.07%            19.50%           16.50%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)       31.38%              *              15.91%
S&P MidCap 400 Index             21.07%              *              12.58%
--------------------------------------------------------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

+ RETURNS  REFLECT  MAXIMUM  INITIAL  SALES  CHARGES ON CLASS A SHARES AND
  APPLICABLE CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

THE ALGER FUND
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1999

COMMON STOCKS--88.9%               SHARES         VALUE
                                  -------        -------
ADVERTISING--1.6%
Lamar Advertising Co., Cl. A.*... 35,100      $ 1,895,400
Young & Rubicam Inc.............. 68,500        3,133,875
                                              -----------
                                                5,029,275
                                              -----------
AUTOMOTIVE--2.7%
Harley Davidson, Inc.............142,500        8,452,030
                                              -----------
BIO-TECHNOLOGY--5.3%
Biogen Inc.*.....................106,400        7,886,900
Medimmune Inc.*.................. 60,000        6,720,000
Sepracor Inc.*................... 19,000        1,580,562
                                              -----------
                                               16,187,462
                                              -----------
BUSINESS SERVICES--6.0%
Cintas Corp...................... 74,800        4,506,700
Fiserv Inc.*.....................207,700        6,646,400
IMS Health Inc...................258,148        7,486,291
                                              -----------
                                               18,639,391
                                              -----------
COMMUNICATION
  EQUIPMENT--3.0%
Corning Inc...................... 50,500        3,970,562
Flextronics International Ltd*... 67,300        4,778,300
Sycamore Networks Inc.*..........  3,000          645,000
                                              -----------
                                                9,393,862
                                              -----------
COMMUNICATIONS--1.0%
At Home Corp. Series A.*......... 83,260        3,111,842
                                              -----------
COMPUTER RELATED
  & BUSINESS EQUIPMENT--1.7%
Sanmina Corporation*............. 59,400        5,349,712
                                              -----------
COMPUTER SERVICES--7.2%
Amdocs Limited*.................. 64,000        1,780,000
CNET Inc.*.......................221,200       10,437,875
eBay Inc.*....................... 44,500        6,013,063
Exodus Communications, Inc.*..... 24,600        2,115,600
Yahoo Inc.*...................... 10,132        1,814,262
                                              -----------
                                               22,160,800
                                              -----------
COMPUTER SOFTWARE--3.7%
CSG Systems International Inc.*.. 28,000          960,750
Intuit Inc.*.....................308,700        8,990,888
Legato Systems Inc.*............. 27,400        1,472,750
                                              -----------
                                               11,424,388
                                              -----------
ENERGY &
  ENERGY SERVICES--5.2%
Calpine Corp.*................... 78,500        4,523,563
Devon Energy Corporation......... 70,300        2,732,913
EOG Resources Inc................ 74,500        1,550,531
Nabors Industries Inc.*..........258,100        5,855,643
Union Pacific
  Resources Group Inc. .......... 88,000        1,276,000
                                              -----------
                                               15,938,650
                                              -----------
FINANCIAL SERVICES--4.9%
Charter One Financial Inc........ 86,310        2,119,989
Kansas City Southern
  Industries Inc. . .............162,600        7,713,338
Paine Webber Group Inc...........130,000        5,297,500
                                              -----------
                                               15,130,827
                                              -----------
FOODS & BEVERAGES--1.7%
Dean Foods Co.................... 32,000        1,480,000
U.S. Foodservice*................194,000        3,722,375
                                              -----------
                                                5,202,375
                                              -----------
INDUSTRIAL EQUIPMENT--2.2%
SPX Corp.*....................... 31,500        2,669,625
Waters Corp.*.................... 76,600        4,069,375
                                              -----------
                                                6,739,000
                                              -----------
LEISURE &
  ENTERTAINMENT--2.0%
Mandalay Resort Group*...........325,517        6,062,754
                                              -----------
MEDICAL SERVICES--1.7%

Express Scripts Inc., Cl. A.*.... 76,200        3,743,325
MedQuist Inc.*................... 43,000        1,376,000
                                              -----------
                                                5,119,325
                                              -----------
OIL & GAS--2.0%
B.J. Services Company*...........178,800        6,135,075
                                              -----------
PHARMACEUTICALS--2.9%
Forest Laboratories, Inc.*.......193,000        8,853,875
                                              -----------
RESTAURANTS &
  LODGING--1.8%
Outback Steakhouse, Inc.*........240,250        5,525,750
                                              -----------
RETAILING--11.9%

Abercrombie & Fitch Co., Cl. A.*.145,000        3,951,250
Amazon.com Inc.*................. 48,800        3,446,500
Bed Bath & Beyond Inc.*..........194,000        6,462,625
Best Buy Company Inc.*...........110,200        6,122,988
BJ's Wholesale Club Inc.*........ 53,000        1,633,063
Family Dollar Stores Inc......... 50,000        1,031,250
Gucci Group N.V..................116,000        9,367,000
Williams Sonoma Inc.*............ 85,900        4,617,125
                                              -----------
                                               36,631,801
                                              -----------

THE ALGER FUND
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 1999

COMMON STOCKS--(cont.)              SHARES      VALUE
                                 ----------  ------------
SEMICONDUCTOR
  CAPITAL EQUIPMENT--4.5%
ASM Lithography Holding NV*...... 57,900      $ 4,204,988
Atmi Inc.*....................... 41,400        1,115,213
Teradyne, Inc.*..................221,900        8,543,150
                                              -----------
                                               13,863,351
                                              -----------
SEMICONDUCTORS--15.9%
Altera Corporation*..............196,400        9,549,950
Conexant Systems Inc.*........... 34,000        3,174,750
Linear Technology Corporation....150,100       10,497,619
Maxim Integrated Products, Inc.*. 72,000        5,683,500
Microchip Technology
  Incorporated* .................123,500        8,228,188
Vitesse Semiconductor Corp.*..... 34,200        1,568,925
Xilinx, Inc.*....................130,400       10,252,700
                                              -----------
                                               48,955,632
                                              -----------
Total Common Stocks
  (Cost $248,779,558)............             273,907,177
                                              -----------

Short-Term Corporate                            PRINCIPAL
 Notes--12.7%                                     AMOUNT              VALUE
                                                ----------         -----------
Atlantis One Funding Corp.,
  5.33%, 11/08/99 .......................     $   3,200,000       $   3,196,684
Consolidated Natural Gas Company,
  5.35%, 11/03/99 .......................         7,000,000           6,997,919
Crown Point Capital Corp.,
  5.38%, 11/09/99 (a) ...................           850,000             848,984
Enterprise Funding Corp.,
  5.33%, 11/19/99 (a) ...................         5,200,000           5,186,141
Ford Motor Credit Company,
  5.22%, 11/16/99 .......................         8,500,000           8,481,513
General Motors Acceptance
  Corporation,
  5.25%, 11/03/99 .......................         3,950,000           3,948,848
Merrill Lynch & Co., Inc.,
  5.30%, 11/19/99 .......................        10,700,000          10,671,645
                                                                  -------------
Total Short-Term Corporate Notes
  (Cost $39,331,734) ....................        39,331,734
                                                                  -------------
Total Investments
  (Cost $288,111,292)(b) ................             101.6%        313,238,911

Liabilities In Excess
  of Other Assets .......................              (1.6)         (5,026,506)
                                                      -----       -------------
Net Assets ..............................             100.0%      $ 308,212,405
                                                      =====       =============
*  Non-income producing security

(a)Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b)At October 31, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $288,111,292, amounted to $25,127,619 which consisted of aggregate gross unrealized appreciation of $33,200,307 and aggregate gross unrealized depreciation of $8,072,688.

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER MIDCAP GROWTH PORTFOLIO
Financial Highlights
For a share outstanding throughout the year

                                                                          CLASS B
                                         ----------------------------------------------------------------------
                                                                  YEAR ENDED OCTOBER 31,
                                          ---------------------------------------------------------------------
                                            1999           1998            1997           1996           1995
                                            ----           ----           -----           ----           ----
Net asset value, beginning of year.....   $  20.89       $  22.33       $  18.87        $  18.94       $  12.77
                                          --------       --------       --------        --------       --------

Net investment income (loss)...........       (.32)(ii)      (.29)(ii)      (.29)           (.25)(ii)      (.08)

Net realized and unrealized gain (loss)
   on investments......................       6.35           1.31           4.23            1.35           6.25
                                          --------       --------       --------        --------       --------

Total from investment operations.......       6.03           1.02           3.94            1.10           6.17

Distributions from net realized gains..      (2.93)         (2.46)          (.48)          (1.17)            --
                                          --------       --------       --------        --------       --------
Net asset value, end of year...........    $ 23.99        $ 20.89        $ 22.33        $  18.87       $  18.94
                                          ========       ========       ========        ========       ========
Total Return (iii).....................      32.3%           6.2%          21.4%            6.4%          48.3%
                                          ========       ========       ========        ========       ========

Ratios and Supplemental Data:
   Net assets, end of year
     (000's omitted)...................   $248,139       $191,934       $166,475        $125,686       $ 54,016
                                          ========       ========       ========        ========       ========

  Ratio of expenses to average
     net assets........................      2.07%          2.10%          2.19%           2.27%          2.39%
                                          ========       ========       ========        ========       ========

  Ratio of net investment income
     (loss) to average net assets......     (1.39%)        (1.38%)        (1.58%)         (1.33%)        (1.71%)
                                          ========       ========       ========        ========       ========

  Portfolio Turnover Rate..............    203.86%        180.98%        160.09%         113.95%        121.60%
                                          ========       ========       ========        ========       ========

-------------------
See footnotes on page 24.

THE ALGER FUND
ALGER MIDCAP GROWTH PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                     CLASS A (V)                              CLASS C (IV)
                                      ----------------------------------------   -------------------------------------
                                            YEAR          YEAR      TEN MONTHS       YEAR          YEAR     THREE MONTHS
                                            ENDED         ENDED        ENDED         ENDED         ENDED        ENDED
                                         OCTOBER 31,   OCTOBER 31,  OCTOBER 31,   OCTOBER 31,   OCTOBER 31,  OCTOBER 31,
                                            1999          1998        1997 (I)        1999         1998        1997 (I)
                                           -------      -------       -------       -------      -------       -------
Net asset value, beginning of period...    $ 21.21      $ 22.46       $ 18.92       $ 20.86      $ 22.33       $ 22.49
                                           -------      -------       -------       -------      -------       -------

Net investment income (loss)...........       (.14)(ii)    (.10)(ii)     (.10)         (.32)(ii)    (.28)(ii)     (.03)

Net realized and unrealized gain (loss)

   on investments......................       6.45         1.31          3.64          6.35         1.27          (.13)
                                           -------      -------       -------       -------      -------       -------

Total from investment operations.......       6.31         1.21          3.54          6.03          .99          (.16)

Distributions from net realized gains..      (2.93)       (2.46)           --         (2.93)       (2.46)           --
                                           -------      -------       -------       -------      -------       -------

Net asset value, end of period.........    $ 24.59      $ 21.21       $ 22.46       $ 23.96      $ 20.86       $ 22.33
                                           =======      =======       =======       =======      =======       =======

Total Return (iii).....................      33.3%         7.2%         18.7%         32.4%         6.1%          (.7%)
                                           =======      =======       =======       =======      =======       =======

Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted)...................    $49,246      $32,447        $5,436       $10,827       $1,759       $    84
                                           =======      =======       =======       =======      =======       =======
  Ratio of expenses to average
     net assets........................      1.31%        1.34%         1.40%         2.08%        2.08%          1.97%
                                           =======      =======       =======       =======      =======       =======

  Ratio of net investment income (loss)
     to average net assets.............      (.58%)       (.53%)        (.83%)       (1.40%)      (1.26%)        (1.55%)
                                           =======      =======       =======       =======      =======       =======

  Portfolio Turnover Rate..............    203.86%      180.98%       160.09%       203.86%      180.98%        160.09%
                                           =======      =======       =======       =======      =======       =======

------------------
(i)  Ratios have been  annualized;  total  return has not been  annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii)Does not reflect the effect of any sales charges.
(iv) Initially offered August 1, 1997.
(v)  Initially offered January 1, 1997.

ALGER CAPITAL APPRECIATION PORTFOLIO PORTFOLIO
HIGHLIGHTS THROUGH OCTOBER 31, 1999 (UNAUDITED)
HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES FROM 11/1/93 TO 10/31/99


         ALGER CAPITAL APPRECIATION B        S&P 500 INDEX
11/1/93            10000                          10000
10/31/94           11110                          10387
10/31/95           18620                          13133
10/31/96           22246                          16297
10/31/97           26918                          21531
10/31/98           29572                          26267
10/31/99           48098                          33009


ENDING VALUE ALGER CAPITAL APPRECIATION B: $48,098
ENDING VALUE S&P 500 INDEX; $33,009


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger Capital Appreciation Class B shares and the S&P 500 Index on November 1, 1993, the inception date of the Alger Capital Appreciation Portfolio, through October 31, 1999. Figures for the Alger Capital Appreciation Class B shares and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends. Performance for Alger Capital Appreciation Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 10/31/99+

                                                  AVERAGE ANNUAL TOTAL RETURNS
                                      1               5              SINCE
                                    YEAR            YEARS          INCEPTION
                            ----------------------------------------------------
CLASS A (INCEPTION 1/1/97)         56.13%            *              29.82%
S&P 500 Index                      25.67%            *              25.92%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 11/1/93)        57.99%          33.99%           29.92%
S&P 500 Index                      25.67%          26.02%           22.02%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)         61.87%            *              25.95%
S&P 500 Index                      25.67%            *              18.88%

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

+ RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A SHARES AND APPLICABLE CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

THE ALGER FUND
ALGER CAPITAL APPRECIATION  PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1999

COMMON STOCKS--92.1%                SHARES       VALUE
                                   --------     --------
ADVERTISING--1.5%
Omnicom Group Inc.............   132,000   $ 11,616,000
                                           -------------
AEROSPACE--1.6%
AlliedSignal Inc..............   225,000     12,810,937
                                          -------------
BIO-TECHNOLOGY--1.9%
Amgen Inc.*...................   182,800     14,578,300
                                          -------------
BROADCASTING--4.3%
Cablevision Systems
     Corp., Cl. A.               202,000     13,647,625
Clear Channel
  Communications Inc.*........   251,000     20,174,125
                                          -------------
                                             33,821,750
                                          -------------
BUSINESS SERVICES--1.0%
IMS Health Inc................   283,900      8,233,100
                                          -------------
COMMUNICATION
  EQUIPMENT--5.6%
Cisco Systems, Inc.*..........   329,500     24,383,000
Motorola, Inc.................   203,000     19,779,813
                                          -------------
                                             44,162,813
                                          -------------
COMMUNICATIONS--14.1%
America Online Inc.*..........   308,000     39,943,750
At Home Corp. Series A.*......   166,300      6,215,463
Comcast Corp., Cl. A. Special.   412,000     17,355,500
COX Communications Inc.,
  Cl. A.*                        339,000     15,403,312
McLeodUSA Inc., Cl. A.*.......    80,000      3,570,000
Qualcomm Inc.*................    70,500     15,703,875
Sprint Corp...................   170,000     12,633,125
                                          -------------
                                            110,825,025
                                          -------------
COMPUTER RELATED &
  BUSINESS EQUIPMENT--4.5%
Sun Microsystems Inc.*........   335,000     35,447,187
                                          -------------
COMPUTER SERVICES--12.8%
CNET Inc.*....................   264,200     12,466,938
eBay Inc.*....................   262,000     35,402,750
Exodus Communications, Inc.*..   245,000     21,070,000
Yahoo Inc.*...................   177,247     31,738,290
                                          -------------
                                            100,677,978
                                          -------------
COMPUTER SOFTWARE--5.5%
Intuit Inc.*..................   445,500     12,975,188
Microsoft Corporation*........   330,400     30,582,650
                                          -------------
                                             43,557,838
                                          -------------

ENERGY &
  ENERGY SERVICES--3.0%

Halliburton Co................   632,000   $ 23,818,500
                                          -------------
FINANCIAL SERVICES--5.1%

American Express Co...........    55,000      8,470,000
Citigroup Inc.................   464,750     25,154,594
Morgan Stanley Dean Witter & Co.  56,500      6,232,656
                                          -------------
                                             39,857,250
                                          -------------
INSURANCE--.8%
American International
  Group, Inc.                     61,250      6,304,921
                                          -------------
OIL & GAS--1.0%
Baker Hughes Inc..............   177,000      4,944,938
B.J. Services Company*........    85,000      2,916,563
                                          -------------
                                              7,861,501
                                          -------------
PHARMACEUTICALS--2.9%

Bristol Myers Squibb Co.......   173,729     13,344,559
Pfizer Inc....................   247,200      9,764,400
                                          -------------
                                             23,108,959
                                          -------------
RETAILING--5.6%
Amazon.com Inc.*..............   122,800      8,672,750
Costco Wholesale Corp.*.......    86,600      6,955,063
Home Depot, Inc...............   225,000     16,987,500
Wal-Mart Stores Inc...........   201,200     11,405,525
                                          -------------
                                             44,020,838
                                          -------------
SEMICONDUCTOR
  CAPITAL EQUIPMENT--4.6%
Applied Materials Inc.*.......   188,000     16,884,750
ASM Lithography Holding NV*...   117,000      8,497,125
Teradyne, Inc.*...............   281,000     10,818,500
                                          -------------
                                             36,200,375
                                          -------------
SEMICONDUCTORS--16.3%
Altera Corporation*...........   204,000      9,919,500
Broadcom Corp., Cl. A.*.......   143,800     18,379,437
Conexant Systems Inc.*........   246,000     22,970,250
Linear Technology Corporation.   127,000      8,882,063
Micron Technology Inc.*.......   200,000     14,262,500
SDL Inc.*.....................    54,000      6,658,875
Texas Instruments,
  Incorporated ...............   180,000     16,155,000
Vitesse Semiconductor Corp.*..   194,000      8,899,750
Xilinx, Inc.*.................   278,000     21,857,750
                                          -------------
                                            127,985,125
                                          -------------
Total Common Stocks
  (Cost $607,817,466).........              724,888,397
                                          -------------

THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS  (Continued)
October 31, 1999

Short-Term Corporate                              PRINCIPAL
  Notes--6.1%                                       AMOUNT            VALUE
                                                  ---------        ------------
Atlantis One Funding Corp.,
5.32%, 11/15/99 ...........................      $    550,000       $    548,866
Enterprise Funding Corp.,
  5.33%, 11/19/99(a) ......................         3,400,000          3,390,939
Holland Limited Securitization
  Inc.,
  5.38%, 11/19/99(a) ......................        35,700,000         35,603,967
Merrill Lynch & Co., Inc.,
  5.25%, 11/10/99 .........................         8,100,000          8,089,369
                                                                    ------------
Total Short-Term Corporate Notes
  (Cost $47,633,141) ......................        47,633,141
                                                                    ------------
Total Investments
  (Cost $655,450,607)(b) ..................              98.2%       772,521,538
Other Assets In Excess
  of Liabilities ..........................               1.8         14,167,601
                                                        -----       ------------
Net Assets ................................             100.0%      $786,689,139
                                                        =====       ============

 *Non-income producing security.
(a)Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b)At October 31, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $655,450,607, amounted to $117,070,931 which consisted of aggregate gross unrealized appreciation of $128,553,534 and aggregate gross unrealized depreciation of $11,482,603.

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO (I)(II)
Financial Highlights
For a share outstanding throughout the year

                                                                     CLASS B
                                   ----------------------------------------------------------------------------
                                                              YEAR ENDED OCTOBER 31,
                                   ----------------------------------------------------------------------------
                                          1999           1998           1997            1996            1995
                                      --------       ---------       ---------      ---------        --------
Net asset value, beginning of year.    $   8.90       $    8.67       $    7.21      $    6.21       $   3.70
                                   ------------      ----------      ----------     ----------     ----------
Net investment income (loss).......        (.21)(iii)      (.13)(iii)      (.11)          (.11)(iii)    (0.16)(iii)

Net realized and unrealized gain (loss)
   on investments..................        5.43             .90            1.62           1.29           2.67
                                   ------------      ----------      ----------     ----------     ----------
Total from investment operations...        5.22             .77            1.51           1.18           2.51
Distributions from net realized gains      (.84)           (.54)           (.05)          (.18)           --
                                   ------------      ----------      ----------     ----------     ----------
Net asset value, end of year.......    $  13.28        $   8.90        $   8.67        $  7.21       $   6.21
                                   ============      ==========      ==========     ==========     ==========
Total Return (iv)..................       63.0%            9.9%           21.0%          19.5%          67.6%
                                   ============      ==========      ==========     ==========     ==========
Ratios and Supplemental Data:
   Net assets, end of year
     (000's omitted)...............    $594,971        $242,941        $212,895       $150,258        $33,640
                                   ============      ==========      ==========     ==========     ==========
  Ratio of expenses excluding
     interest to average net assets       2.12%           2.19%           2.27%          2.44%          3.26%
                                   ============      ==========      ==========     ==========     ==========
  Ratio of expenses including interest
     to average net assets.........       2.21%           2.26%           2.38%          2.46%          3.54%
                                   ============      ==========      ==========     ==========     ==========
  Ratio of net investment income
     (loss) to average net assets..      (1.77%)         (1.48%)         (1.72%)        (1.61%)        (3.02%)
                                   ============      ==========      ==========     ==========     ==========
  Portfolio Turnover Rate..........     186.93%         184.07%         157.63%        162.37%        197.65%
                                       ========        ========        ========      =========       ========
  Amount of debt outstanding at end
     of year.......................          --              --              --     $7,700,000             --
                                   ============      ==========      ==========     ==========     ==========
  Average amount of debt outstanding
     during the year...............$  7,758,649      $2,814,493      $2,940,097     $  239,966     $  293,153
                                   ============      ==========      ==========     ==========     ==========
  Average daily number of portfolio
     shares outstanding during the
     year..........................  42,330,298      29,012,853      23,217,597     14,556,858      1,629,810
                                   ============      ==========      ==========     ==========     ==========
  Average amount of debt per portfolio
     share during the year.           $    0.18        $   0.10          $ 0.13        $  0.02       $   0.18
                                   ============      ==========      ==========     ==========     ==========

-------------------
See footnotes on page 29.

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO (i)(ii)
Financial Highlights
For a share outstanding throughout the period

                                                 CLASS A (VI)                           CLASS C  (V)
                                    ------------------------------------------------------------------------------------
                                           YEAR         YEAR      TEN MONTHS      YEAR         YEAR     THREE MONTHS
                                          ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                       OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                           1999         1998      1997 (VII)      1999         1998      1997 (VII)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period .$     9.03  $     8.72   $     7.20   $      8.90  $     8.67   $     9.22
                                      ----------  ----------   ----------   -----------  ----------   ----------
Net investment income (loss) .........      (.12)(iii)  (.05)(iii)   (.03)         (.22)(iii)  (.12)(iii)   (.02)
Net realized and unrealized gain
  (loss)  on investments .............      5.50         .90         1.55          5.43         .89         (.53)
                                      ----------  ----------   ----------   -----------  ----------   ----------
Total from investment operations .....      5.38         .85         1.52          5.21         .77         (.55)
Distributions from net realized gains       (.84)       (.54)          --          (.84)       (.54)          --
                                      ----------  ----------   ----------   -----------  ----------   ----------
Net asset value, end of period .......$    13.57  $     9.03   $     8.72   $     13.27  $     8.90   $     8.67
                                      ==========  ==========   ==========   ===========  ==========   ==========
Total Return (iv) ....................     63.9%       10.7%        21.2%         62.9%        9.9%        (6.0%)
                                      ==========  ==========   ==========   ===========  ==========   ==========
Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) ..................$  147,929  $   54,415   $   15,572   $    43,789  $    2,967   $      631
                                      ==========  ==========   ==========   ===========  ==========   ==========
  Ratio of expenses excluding interest
    to average net assets ............     1.38%       1.42%        1.45%         2.12%       2.18%        2.18%
                                      ==========  ==========   ==========   ===========  ==========   ==========
  Ratio of expenses including interest
    to average net assets ............     1.44%       1.49%        1.53%         2.21%       2.25%        2.25%
                                      ==========  ==========   ==========   ===========  ==========   ==========
  Ratio of net investment income (loss)
    to average net assets ............     (.98%)      (.67%)       (.85%)       (1.80%)     (1.46%)      (1.80%)
                                      ==========  ==========   ==========   ===========  ==========   ==========
  Portfolio Turnover Rate ............   186.93%     184.07%      157.63%       186.93%     184.07%      157.63%
                                      ==========  ==========   ==========   ===========  ==========   ==========
  Amount of debt outstanding
    at end of period .................       --          --           --            --          --           --
                                      ==========  ==========   ==========   ===========  ==========   ==========
  Average amount of debt
    outstanding during the period .   $7,758,649  $2,814,493   $2,940,097   $ 7,758,649  $2,814,493   $2,940,097
                                      ==========  ==========   ==========   ===========  ==========   ==========
  Average daily number of
    portfolio shares outstanding
    during the period ............    42,330,298  29,012,853   23,217,597    42,330,298  29,012,853   23,217,597
                                      ==========  ==========   ==========   ===========  ==========   ==========
  Average amount of debt per portfolio
    share during the period .......   $     0.18  $     0.10   $     0.13   $      0.18  $     0.10   $     0.13
                                      ==========  ==========   ==========   ===========  ==========   ==========

(i) Prior to March 27, 1995, the Alger Capital Appreciation Portfolio was the Alger Leveraged AllCap Portfolio.
(ii) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred on January 8, 1999.
(iii)Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of any sales charges.
(v)  Initially offered August 1, 1997.
(vi) Initially offered January 1, 1997.
(vii)Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1999

SHORT-TERM CORPORATE                             PRINCIPAL
  NOTES--62.3%                                     AMOUNT           VALUE
                                                 ---------          -----
AGRICULTURE--3.3%
Cargill Inc.,
  5.68%, 1/13/00...........................      $8,000,000   $   7,907,857
                                                              -------------
AUTOMOTIVE EQUIPMENT
  & SERVICES--6.3%
Ford Motor Credit Company,
  5.91%, 1/13/00 ..........................       7,900,000       7,805,325
General Motors Acceptance
  Corporation,
  5.25%, 11/17/99 .........................       7,400,000       7,382,733
                                                              -------------
                                                                 15,188,058
                                                              -------------
BANKS--3.3%
Merita North America Inc.,
  6.07%, 1/18/00 ..........................       8,000,000       7,894,787
                                                              -------------
COMMUNICATIONS--3.3%
France Telecom,
  5.23%, 11/03/99(a) ......................       8,000,000       7,997,676
                                                              -------------
DRUGS & HEALTH CARE--3.3%
Bay State Health Corporation,
  5.37%, 12/08/99 .........................       8,000,000       7,955,847
                                                              -------------
FINANCIAL SERVICES--26.4%
Accor S.A.,
  5.40%, 12/01/99 .........................       8,000,000       7,964,000
American Express Credit
  Corporation,
  5.19%, 11/15/99 .........................       8,000,000       7,983,853
Atlantis One Funding Corp.,
  6.02%, 1/18/00 ..........................       8,000,000       7,895,653
CBA Delaware Finance Inc.,
  5.37%, 12/03/99 .........................       8,000,000       7,961,813
General Electric Capital
  Corporation,
  5.20%, 11/15/99 .........................       8,000,000       7,983,822

FINANCIAL SERVICES--(CONT.)
Grand Funding Corporation,
  5.85%, 1/06/00(a)........................      $8,000,000       7,914,200
Natexis Banque S.A.,
  5.37%, 12/22/99 .........................       8,000,000       7,939,140
San Paolo U.S. Financial Company,
  5.27%, 11/02/99 .........................       8,000,000       7,998,829
                                                              -------------
                                                                 63,641,310
                                                              -------------
FOODS & BEVERAGES--6.5%
Coca-Cola Co. (The),
  5.26%, 11/23/99 .........................       7,900,000       7,874,606
General Mills, Inc.,
  5.63%, 1/25/00 ..........................       8,000,000       7,893,656
                                                              -------------
                                                                 15,768,262
                                                              -------------
LEISURE &
  ENTERTAINMENT--3.3%
Walt Disney Company (The),
  4.75%, 11/04/99 .........................       8,000,000       7,996,834
                                                              -------------
MACHINERY &
  EQUIPMENT--3.3%
Cooperative Association of
  Tractor Dealers Inc., Cl. A,
  5.40%, 11/16/99 .........................       8,000,000       7,982,000
                                                              -------------
REAL ESTATE--3.3%
Yorkshire Building Society,
  5.30%, 12/09/99 .........................       8,000,000       7,955,245
                                                              -------------
Total Short-Term Corporate Notes
  (Cost $150,287,876) .....................                     150,287,876
                                                              -------------
Certificate of Deposit--3.3%
Banco Espirito Santo e Commercial,
  de Lisboa,
  5.23%, 11/09/99
  (Cost $7,990,702) .......................       8,000,000       7,990,702
                                                              -------------

THE ALGER FUND
ALGER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 1999

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                 ---------          -----
U.S. GOVERNMENT &
  AGENCY OBLIGATIONS--43.0%
Federal Home Loan Bank,
  5.16%, 11/01/99.......................        $53,800,000   $  53,800,000
World Bank Corporation
  Discount Notes,
  5.16%, 11/01/99.......................         50,000,000      50,000,000
                                                              -------------
Total U.S. Government
  & Agency Obligations
  (Cost $103,800,000) .....................                     103,800,000
                                                              -------------
Total Investments
  (Cost $262,078,578)(b) ..................           108.6%    262,078,578
Liabilities In Excess
  of Other Assets .........................            (8.6)    (20,768,742)
                                              -------------   -------------
Net Assets ................................           100.0%   $241,309,836
                                              =============   =============



(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) At October 31, 1999, the cost of investments for federal income taxes purposes was the same as the cost for financial reporting purposes.


                       See Notes to Financial Statements.

THE ALGER FUND
Alger MONEY MARKET PORTFOLIO
Financial Highlights
For a share outstanding throughout the year

                                                                  YEAR ENDED OCTOBER 31,
                                             ------------------------------------------------------------------
                                                 1999         1998          1997          1996            1995
                                                 ----         ----          ----          ----            ----
Net asset value, beginning of year ......    $  1.0000      $ 1.0000      $ 1.0000      $ 1.0000       $ 1.0000
                                             ---------      --------      --------      --------       --------
Net investment income ...................        .0423         .0476         .0479         .0521          .0573
Dividends from net investment income ....       (.0423)       (.0476)       (.0479)       (.0521)        (.0573)
                                             ---------      --------      --------      --------       --------
Net asset value, end of year ............    $  1.0000      $ 1.0000      $ 1.0000      $ 1.0000       $ 1.0000
                                             =========      ========      ========      ========       ========
Total Return ............................         4.3%          4.9%          4.9%          5.3%           5.9%
                                             =========      ========      ========      ========       ========
Ratios and Supplemental Data:
  Net assets, end of year
  (000's omitted) .......................    $ 241,310     $ 172,862     $ 179,407     $ 285,702      $ 185,822
                                             =========      ========      ========      ========       ========
Ratio of expenses to average net assets .         .72%          .76%          .81%          .41%           .29%
                                             =========      ========      ========      ========       ========
Decrease reflected in above
  expense ratios due to
  management fee waivers ................           --            --            --          .38%           .50%
                                             =========      ========      ========      ========       ========
Ratio of net investment income
  to average net assets .................        4.37%         4.84%         4.76%         5.18%          5.73%
                                             =========      ========      ========      ========       ========




                       See Notes to Financial Statements.

THE ALGER FUND
STATEMENTS OF ASSETS AND LIABILITIES
(in thousands, except per share amounts)
October 31, 1999

                                                               SMALL                                      CAPITAL
                                                              CAPITAL-                      MIDCAP         APPRE-          MONEY
                                               GROWTH         IZATION        BALANCED       GROWTH        CIATION          MARKET
ASSETS:                                       PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
                                              ---------      ---------      ---------     ---------      ---------       ---------
Investments in securities, at value
   (identified cost*)-see accompany-
   ing schedules of investments ............ $ 1,002,261    $   496,166    $    77,655   $   313,239    $   772,522    $   262,079
Cash .......................................          67            110             45            42            167            910
Receivable for investment securities sold ..      28,465          2,885          1,902         3,297         24,757             --
Receivable for shares of beneficial
    interest sold ..........................      31,648          1,795          1,766         1,678         12,158         15,601
Dividends and interest
   receivable ..............................         199              4            175            11            114             --
Prepaid expenses ...........................          93             53             14            45             60             90
                                             -----------    -----------    -----------   -----------    -----------    -----------
    Total Assets ...........................   1,062,733        501,013         81,557       318,312        809,778        278,680
                                             -----------    -----------    -----------   -----------    -----------    -----------
LIABILITIES:
Payable for investment
   securities purchased ....................      28,860          2,249          1,402         6,743          8,142             --
Payable for shares of beneficial
   interest redeemed .......................       1,495            291            273         2,786         13,550         36,979
Interest payable ...........................        --                1             --            --             32             --
Accrued investment management fees .........         586            349             47           195            514            143
Accrued distribution fees ..................         456            272             39           159            372             --
Accrued shareholder servicing fees .........         195            103             16            61            151             --
Dividends payable-Note 2(c) ................          --             --             --            --             --             94
Accrued expenses ...........................         434            261             59           156            328            154
                                             -----------    -----------    -----------   -----------    -----------    -----------
    Total Liabilities ......................      32,026          3,526          1,836        10,100         23,089         37,370
                                             -----------    -----------    -----------   -----------    -----------    -----------
NET ASSETS ................................. $ 1,030,707    $   497,487    $    79,721   $   308,212    $   786,689    $   241,310
                                             ===========    ===========    ===========   ===========    ===========    ===========
Net Assets Consist of:
   Paid-in capital ......................... $   734,085    $   331,853    $    67,630   $   230,171    $   552,645    $   241,386
  Undistributed net investment
     income (accumulated loss) .............     (19,428)       (51,039)           160       (10,312)       (16,864)            --
  Undistributed net realized
     gain (accumulated loss) ...............     184,809        108,128          6,512        63,225        133,837            (76)
  Net unrealized appreciation ..............     131,241        108,545          5,419        25,128        117,071             --
                                             -----------    -----------    -----------   -----------    -----------    -----------
NET ASSETS ................................. $ 1,030,707    $   497,487    $    79,721   $   308,212    $   786,689    $   241,310
                                             ===========    ===========    ===========   ===========    ===========    ===========
Class A
  Net Asset Value Per Share ................ $     15.47    $     10.35    $     20.95   $     24.59    $     13.57             --
                                             ===========    ===========    ===========   ===========    ===========    ===========
  Offering Price Per Share ................. $     16.24    $     10.87    $     21.99   $     25.82    $     14.25             --
                                             ===========    ===========    ===========   ===========    ===========    ===========
Class B
  Net Asset Value and
    Offering Price Per Share ............... $     15.09    $     10.13    $     20.59   $     23.99    $     13.28    $      1.00
                                             ===========    ===========    ===========   ===========    ===========    ===========
Class C
  Net Asset Value and
    Offering Price Per Share ............... $     15.08    $     10.13    $     20.65   $     23.96 $          13.27           --
                                             ===========    ===========    ===========   ===========    ===========    ===========
Shares of beneficial interest
  outstanding-Note 6
  Class A ..................................      14,798          6,762            596         2,003         10,898             --
                                             ===========    ===========    ===========   ===========    ===========    ===========
  Class B ..................................      51,047         41,432          2,555        10,342         44,814        241,386
                                             ===========    ===========    ===========   ===========    ===========    ===========
  Class C ..................................       2,089            756            708           452          3,299             --
                                             ===========    ===========    ===========   ===========    ===========    ===========

*Identified cost ........................... $   871,020    $   387,621    $    72,236   $   288,111    $   655,451    $   262,079
                                             ===========    ===========    ===========   ===========    ===========    ===========



                                        See Notes to Financial Statements

THE ALGER FUND
STATEMENTS OF OPERATIONS (in thousands)
For the year ended October 31, 1999

                                                                 SMALL                              CAPITAL
                                                                CAPITAL-                MIDCAP       APPRE-        MONEY
                                                 GROWTH         IZATION     BALANCED    GROWTH      CIATION        MARKET
INVESTMENT INCOME:                              PORTFOLIO      PORTFOLIO    PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                ---------      ---------    ---------  ---------    ---------     ---------
Income:
  Dividends .................................    $  2,883     $    976       $  107     $   475     $  1,002      $    --
  Interest ..................................       2,536        2,076        1,069       1,315        1,189       14,432
                                                 --------     --------       ------     -------     --------      -------
  Total Income ..............................       5,419        3,052        1,176       1,790        2,191       14,432
Expenses:
  Management fees-Note 3(a) .................       5,775        4,578          347       2,093        4,213        1,417
  Distribution fees-Note 3(b):
    Class B .................................       4,336        3,539          246       1,666        2,939           --
       Class C ..............................         104           46           46          41          136           --
   Shareholder servicing fees-Note 3(f) .....       1,925        1,347          116         654        1,239           --
   Interest on line of credit utilized-Note 5          69          304            1          32          429            7
   Custodian fees ...........................          94           67           20          39           62           52
  Transfer agent fees and
    expenses-Note 3(e) ......................       1,121        1,010          107         456        1,054          451
  Professional fees .........................          27           23           19          26           19           21
  Trustees' fees ............................           5            5            5           5            5            5
  Registration fees .........................         165           34           36          50          133           73
  Miscellaneous .............................         155          128            8          94           55           24
                                                 --------     --------       ------     -------     --------      -------
  Total Expenses ............................      13,776       11,081          951       5,156       10,284        2,050
                                                 --------     --------       ------     -------     --------      -------
NET INVESTMENT
   INCOME (LOSS) ............................      (8,357)      (8,029)         225      (3,366)      (8,093)      12,382
                                                 --------     --------       ------     -------     --------      -------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments .....     182,147       90,139        6,539      58,127      125,466           (2)
Net change in unrealized appreciation
  (depreciation) on investments .............      38,830       64,884        2,433      11,776       80,515           --
                                                 --------     --------       ------     -------     --------      -------
Net realized and unrealized
  gain (loss) on investments ................     220,977      155,023        8,972      69,903      205,981           (2)
                                                 --------     --------       ------     -------     --------      -------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS ...............................    $212,620     $146,994       $9,197     $66,537     $197,888      $12,380
                                                 --------     --------       ------     -------     --------      -------


                                        See Notes to Financial Statements

THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO
STATEMENT OF CASH FLOWS (in thousands)
For the year ended October 31, 1999


Increase (decrease) in cash:
Cash flows from operating activities:
    Dividends received .........................................................   $       969
    Interest received ..........................................................         1,189
    Interest paid ..............................................................          (402)
    Operating expenses paid ....................................................        (9,051)
    Purchase of investment securities ..........................................    (1,174,343)
    Purchase of short-term securities, net .....................................        (4,926)
    Proceeds from disposition of investment securities .........................       895,980
    Other ......................................................................           (34)
                                                                                   -----------
        Net cash used in operating activities ..................................      (290,618)
                                                                                   -----------
Cash flows from financing activities:
      Dividends paid ...........................................................       (24,752)
    Proceeds from shares sold and dividends reinvested .........................     3,572,398
    Payments on shares redeemed ................................................    (3,256,993)
                                                                                   -----------
          Net cash provided by financing activities ............................       290,653
                                                                                   -----------
Net increase in cash ...........................................................            35
Cash--beginning of year ........................................................           132
                                                                                   -----------
Cash--end of year ..............................................................   $       167
                                                                                   ===========
Reconciliation of net increase in net assets to net cash used in operating activities:
      Net increase in net assets resulting from operations .....................   $   197,888
      Increase in investments ..................................................      (267,408)
      Increase in interest and dividends receivable ............................           (33)
      Increase in receivable for investment securities sold ....................       (13,432)
      Decrease in payable for investment securities purchased ..................        (2,450)
      Net realized gain ........................................................      (125,466)
      Net increase in unrealized appreciation ..................................       (80,515)
      Increase in accrued expenses and other liabilities .......................           831
      Net increase in other assets .............................................           (33)
                                                                                   -----------
          Net cash used in operating activities ................................   $  (290,618)
                                                                                   ===========

                                        See Notes to Financial Statements

THE ALGER FUND
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended October 31, 1999

                                                             SMALL                                     CAPITAL
                                                            CAPITAL-                     MIDCAP         APPRE-          MONEY
                                             GROWTH         IZATION      BALANCED        GROWTH         CIATION         MARKET
                                            PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                            ---------      ---------     ---------      ---------      ---------      ---------
Net investment income (loss) ............ $    (8,357)   $    (8,029)   $       225    $    (3,366)   $    (8,093)   $    12,382
Net realized gain (loss) on investments .     182,147         90,139          6,539         58,127        125,466             (2)
Net change in unrealized appreciation
   (depreciation) on investments ........      38,830         64,884          2,433         11,776         80,515             --
                                          -----------    -----------    -----------    -----------    -----------    -----------
    Net increase in net assets
       resulting from operations ........     212,620        146,994          9,197         66,537        197,888         12,380
                                          -----------    -----------    -----------    -----------    -----------    -----------
Dividends and distributions to
  shareholders from:
  Net investment income
    Class A .............................          --             --             (7)            --             --             --
    Class B .............................          --             --            (31)            --             --        (12,382)
  Net realized gains
    Class A .............................     (12,572)        (5,621)          (101)        (2,780)        (3,154)            --
    Class B .............................     (40,774)       (49,513)        (1,123)       (24,072)       (21,244)            --
    Class C .............................        (432)          (236)           (34)          (331)          (354)            --
                                          -----------    -----------    -----------    -----------    -----------    -----------
Total dividends and
  distributions to shareholders .........     (53,778)       (55,370)        (1,296)       (27,183)       (24,752)       (12,382)
                                          -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) from shares of
  beneficial interest transactions:
    Class A .............................      70,710         (2,005)        10,077         11,740         64,516             --
    Class B .............................     258,777       (119,313)        27,338         22,482        213,052         68,450
    Class C .............................      26,251          2,039         13,435          8,496         35,662             --
                                          -----------    -----------    -----------    -----------    -----------    -----------
Net increase (decrease) from
  shares of beneficial
  interest transactions-Note 6 ..........     355,738       (119,279)        50,850         42,718        313,230         68,450
                                          -----------    -----------    -----------    -----------    -----------    -----------
      Total increase (decrease) .........     514,580        (27,655)        58,751         82,072        486,366         68,448
Net Assets:
   Beginning of year ....................     516,127        525,142         20,970        226,140        300,323        172,862
                                          -----------    -----------    -----------    -----------    -----------    -----------
   End of year .......................... $ 1,030,707    $   497,487    $    79,721    $   308,212    $   786,689    $   241,310
                                          ===========    ===========    ===========    ===========    ===========    ===========
Undistributed net investment
   income (accumulated loss) ............ $   (19,428)   $   (51,039)   $       160    $   (10,312)    $(16,864)     $        --
                                          ===========    ===========    ===========    ===========    ===========    ===========


                                        See Notes to Financial Statements

THE ALGER FUND
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended October 31, 1998

                                                               SMALL                                   CAPITAL
                                                               CAPITAL-                  MIDCAP        APPRE-      MONEY
                                                 GROWTH        IZATION    BALANCED       GROWTH        CIATION     MARKET
                                                PORTFOLIO     PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO  PORTFOLIO
                                                ---------     ---------   ---------     ---------     ---------  ---------
Net investment income (loss) .................  $  (3,409)   $  (7,991)   $      39    $  (2,520)   $  (3,613)   $  10,813
Net realized gain on investments .............     52,782       60,965        1,229       29,077       28,168            6
Net change in unrealized appreciation
   (depreciation) on investments .............     31,157      (86,096)       1,416      (10,808)       6,353           --
                                                ---------    ---------    ---------    ---------    ---------    ---------
    Net increase (decrease) in net assets
       resulting from operations .............     80,530      (33,122)       2,684       15,749       30,908       10,819
                                                ---------    ---------    ---------    ---------    ---------    ---------
Dividends and distributions to
  shareholders from:
  Net investment income
    Class A ..................................         --           --           (2)          --           --           --
    Class B ..................................         --           --           (9)          --           --      (10,813)
  Net realized gains
    Class A ..................................    (10,089)      (1,188)         (64)        (574)        (880)          --
    Class B ..................................    (36,412)     (27,136)      (1,780)     (18,402)     (13,178)          --
    Class C ..................................        (54)         (25)          (7)         (19)         (62)          --
                                                ---------    ---------    ---------    ---------    ---------    ---------
Total dividends and distributions
  to shareholders ............................    (46,555)     (28,349)      (1,862)     (18,995)     (14,120)     (10,813)
                                                ---------    ---------    ---------    ---------    ---------    ---------
Increase (decrease) from shares of
  beneficial interest transactions:
    Class A ..................................     60,108       35,329          825       22,940       33,947           --
    Class B ..................................     61,703      (59,944)       5,891       32,756       18,172       (6,551)
    Class C ..................................      2,851        4,243          272        1,695        2,318           --
                                                ---------    ---------    ---------    ---------    ---------    ---------
Net increase (decrease) from
  shares of beneficial
  interest transactions-Note 6 ...............    124,662      (20,372)       6,988       57,391       54,437       (6,551)
                                                ---------    ---------    ---------    ---------    ---------    ---------
      Total increase (decrease) ..............    158,637      (81,843)       7,810       54,145       71,225       (6,545)
Net Assets:
   Beginning of year .........................    357,490      606,985       13,160      171,995      229,098      179,407
                                                ---------    ---------    ---------    ---------    ---------    ---------
   End of year ...............................  $ 516,127    $ 525,142    $  20,970    $ 226,140    $ 300,323    $ 172,862
                                                =========    =========    =========    =========    =========    =========
Undistributed net investment
   income (accumulated loss) .................  $ (11,071)   $ (43,010)   $     (27)   $  (6,946)   $  (8,771)          --
                                                =========    =========    =========    =========    =========    =========

                                        See Notes to Financial Statements

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS


NOTE 1- General:

     The Alger Fund (the "Fund") is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing an unlimited number of shares of beneficial interest in six portfolios--Growth Portfolio, Small Capitalization Portfolio, Balanced Portfolio, MidCap Growth Portfolio, Capital Appreciation Portfolio and Money Market Portfolio (the "Portfolios"). The Growth Portfolio, Small Capitalization Portfolio, MidCap Growth Portfolio and Capital Appreciation Portfolio normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. The Money Market Portfolio's investment objective is high current income which it seeks to achieve by investing in short-term instruments.

     Each Portfolio, other than the Money Market Portfolio, offers Class A, Class B and Class C shares. Class A and Class C shares were first offered on January 1, 1997 and August 1, 1997, respectively. Class A shares are generally subject to an initial sales charge while Class B and Class C shares are generally subject to a deferred sales charge. Class B and Class C shares will automatically convert to Class A shares eight and twelve years, respectively, after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Each class has identical rights to assets and earnings except that only Class B and Class C shares have plans of distribution and bear the related expenses.

NOTE 2- Significant Accounting Policies:

(a) INVESTMENT VALUATION: Investments of the Portfolios, other than the Money Market Portfolio, are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

     Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

     The investments of the Money Market Portfolio, and short-term securities held by the other Portfolios having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value.

(b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date.

     The Money Market Portfolio declares dividends daily from net investment income; such dividends are paid monthly. The dividends from net investment income of the other Portfolios are declared and paid annually.

     With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

     Each class is treated separately in determining the amounts of dividends of net investment income and dis-tributions of capital gains payable to holders of its shares.

(d) FEDERAL INCOME TAXES: It is each Portfolio's policy to comply with the requirements of the Internal Rev-

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Continued)


enue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Portfolio maintains such compliance, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At October 31, 1999, the net capital loss carryforwards of the Money Market Portfolio which may be used to offset future net realized gains were approximately $72,000, and expire between 2000 and 2006.

(e) ALLOCATION METHODS: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them. Income, realized and unrealized gains and losses, and expenses of each Portfolio, other than the Money Market Portfolio, are allocated among the Portfolio's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class B and Class C shares.

(f) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3- Investment Management Fees and Other Transactions with Affiliates:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

  Growth Portfolio............................  .75%
  Small Capitalization Portfolio..............  .85
  Balanced Portfolio..........................  .75
  MidCap Growth Portfolio.....................  .80
  Capital Appreciation Portfolio..............  .85
  Money Market Portfolio......................  .50

(b) DISTRIBUTION FEES: Class B Shares--The Fund has adopted an Amended and Restated Plan of Distribution pursuant to which Class B shares of each
Portfolio, other than the Money Market Portfolio, reimburse Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor"), for costs and expenses incurred by the Distributor in connection with advertising, marketing and selling the Class B shares. The distribution fee is not to exceed an annual rate of .75% of the respective average daily net assets of the Class B shares of the designated Portfolios. If in any month, the costs incurred by the Distributor relating to the Class B shares are in excess of the distribution fees charged to the Class B shares of the Portfolios, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of October 31, 1999, such excess carried forward was approximately $15,036,000, $15,666,000, $906,000, $4,023,000 and $9,013,000 for Class B shares of the
Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, and the Capital Appreciation Portfolio, respectively. Contingent deferred sales charges imposed on redemptions of Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(c) below.

Class C Shares--The Fund has adopted a Distribution Plan pursuant to which Class C shares of each Portfolio, other than the Money Market Portfolio, pay the Distributor a fee at the annual rate of .75% of the respective average daily net assets of the Class C shares of the designated Portfolios to compensate the Distributor for its activities and expenses incurred in distributing the Class C shares. The fees charged may be more or less than the expenses incurred by the Distributor.

(c) SALES CHARGES: The purchases and sales of shares of the Portfolios, other than the Money Market Portfolio, may be subject to initial sales charges or contingent deferred sales charges. For the year ended October 31, 1999, the initial sales charges and contingent deferred

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Continued)


sales charges retained by the Distributor were approximately $139,000 and $2,681,000, respectively. The contingent deferred sales charges are used by the Distributor to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Fund.

(d) BROKERAGE COMMISSIONS: During the year ended October 31, 1999, the Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio paid the Distributor commissions of $2,167,331, $863,081, $76,086, $776,224 and
$1,040,840,  respectively,  in  connection  with  securities  transactions.

(e) TRANSFER AGENT FEES AND EXPENSES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the year ended October 31, 1999, the Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Money Market Portfolio incurred fees of $951,477, $892,063, $97,317, $403,633, $956,643 and $407,807, respectively, for services provided by Alger Services. In addition, during the year ended October 31, 1999, the Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Money Market Portfolio reimbursed Alger Services $169,160, $117,860, $9,292, $51,890, $97,200 and $43,080, respectively, for transfer agent related  expenses  paid by Alger  Services  on  behalf  of the  Portfolios.

(f) SHAREHOLDER SERVICING FEES: The Fund has entered into a shareholder servicing agreement with the Distributor whereby the Distributor provides each Portfolio, other than the Money Market Portfolio, with ongoing servicing of shareholder accounts. As compensation for such services, each designated Portfolio pays the Distributor a monthly fee at an annual rate equal to .25% of
each  Portfolio's   average  daily  net  assets.

(g) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, the Distributor and Alger Services.

NOTE 4- Securities Transactions:

     The following summarizes the securities transactions by the Fund, other than short-term securities, for the year ended October 31, 1999 (in thousands):

                               Purchases        Sales
                               ---------        -----

Growth Portfolio.........     $1,718,333     $1,481,435
Small Capitalization
  Portfolio..............        553,198        671,503
Balanced Portfolio.......         72,618         44,471
MidCap Growth
  Portfolio..............        492,308        487,498
Capital Appreciation
  Portfolio..............      1,171,893        909,475


NOTE 5- Lines of Credit:

     The Fund has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand. With the exception of the Capital Appreciation Portfolio, the Fund borrows under such lines of credit exclusively for temporary or emergency purposes.

     The Capital Appreciation Portfolio may borrow under these lines up to 1/3 of the value of its assets, as defined, to purchase additional securities. To the extent the Capital Appreciation Portfolio borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. For the year ended October 31, 1999, the Capital Appreciation Portfolio had borrowings which averaged $7,758,649 at a weighted average interest rate of 5.46%.

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Continued)


NOTE 6- Share Capital:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into six series. Each series, other than the Money Market Portfolio, is divided into three separate classes. The transactions of shares of beneficial interest were as follows:

                                               FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                OCTOBER 31, 1999                       OCTOBER 31, 1998
                                           SHARES              AMOUNT             SHARES              AMOUNT
                                           ------              ------             ------              ------
Alger Growth Portfolio
  Class A:
    Shares sold.....................      93,010,120     $1,345,815,062         21,100,549       $ 251,594,946
    Shares converted from Class B...         765,156         10,723,156          2,515,306          28,918,933
    Dividends reinvested............         676,360          8,211,015          1,012,458           9,861,339
    Shares redeemed.................     (89,655,055)    (1,294,039,354)       (19,143,051)       (230,266,858)
                                        ------------   ----------------       ------------       -------------
    Net increase....................       4,796,581   $     70,709,879          5,485,262       $  60,108,360
                                        ============   ================       ============       =============
  Class B:
    Shares sold.....................     118,806,283     $1,673,356,937         32,510,335      $  378,490,196
    Dividends reinvested............       3,233,151         38,571,496          3,613,386          34,869,174
    Shares converted to Class A.....        (779,638)       (10,723,156)        (2,536,424)        (28,918,933)
    Shares redeemed.................    (102,786,502)    (1,442,428,434)       (27,523,316)       (322,737,781)
                                        ------------   ----------------       ------------       -------------
    Net increase ...................      18,473,294   $    258,776,843          6,063,981      $   61,702,656
                                        ============   ================       ============       =============
  Class C:
    Shares sold.....................       2,593,259   $     37,501,908            921,931      $   11,159,179
    Dividends reinvested............          29,615            353,009              5,128              49,487
    Shares redeemed.................        (810,252)       (11,603,192)          (668,318)         (8,358,166)
                                        ------------   ----------------       ------------       -------------
    Net increase....................       1,812,622   $     26,251,725            258,741      $    2,850,500
                                        ============   ================       ============       =============
Alger Small Capitalization Portfolio
  Class A:
    Shares sold.....................     149,420,839     $1,465,519,097         61,503,618      $  589,789,058
    Shares converted from Class B...       1,236,266         12,164,811          1,666,233          16,755,718
    Dividends reinvested............         571,350          4,845,050            120,213           1,097,543
    Shares redeemed.................    (151,276,967)    (1,484,533,596)       (58,990,985)       (572,313,304)
                                        ------------   ----------------       ------------      --------------
    Net increase (decrease).........         (48,512)  $     (2,004,638)         4,299,079      $   35,329,015
                                        ============   ================       ============       =============
  Class B:
    Shares sold.....................     314,933,540     $3,028,416,304        176,830,341      $1,671,198,375
    Dividends reinvested............       5,742,442         47,777,113          2,899,072          26,265,587
    Shares converted to Class A.....      (1,259,686)       (12,164,811)        (1,684,647)        (16,755,718)
    Shares redeemed.................    (331,525,302)    (3,183,341,861)      (180,951,992)     (1,740,652,109)
                                        ------------   ----------------       ------------      --------------
    Net decrease....................     (12,109,006)  $   (119,313,255)        (2,907,226)     $  (59,943,865)
                                        ============   ================       ============       =============
  Class C:
    Shares sold.....................       9,797,623   $     94,352,794          2,997,520      $   28,283,527
    Dividends reinvested............          21,996            182,783              2,485              22,515
    Shares redeemed.................      (9,626,258)       (92,496,428)        (2,469,935)        (24,063,272)
                                        ------------   ----------------       ------------      --------------
    Net increase....................         193,361        $ 2,039,149            530,070         $ 4,242,770
                                        ============   ================       ============       =============



THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

                                               FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                OCTOBER 31, 1999                       OCTOBER 31, 1998
                                           SHARES              AMOUNT             SHARES              AMOUNT
                                           ------              ------             ------              ------
Alger Balanced Portfolio
  Class A:
    Shares sold.....................       4,284,737     $   85,443,461            140,560        $  2,276,674
    Shares converted from Class B...           6,645            130,732              7,838             120,962
    Dividends reinvested............           5,413             91,866              4,622              65,126
    Shares redeemed.................      (3,781,145)       (75,588,660)          (100,269)         (1,638,040)
                                        ------------     --------------       ------------        ------------
    Net increase....................         515,650     $   10,077,399             52,751           $ 824,722
                                        ============     ==============       ============        ============
  Class B:
    Shares sold.....................       5,166,089     $   99,682,060            710,530        $ 11,206,494
    Dividends reinvested............          64,040          1,075,875            122,289           1,714,490
    Shares converted to Class A.....          (6,739)          (130,732)            (7,894)           (120,962)
    Shares redeemed.................      (3,827,743)       (73,289,320)          (433,903)         (6,908,568)
                                        ------------     --------------       ------------        ------------
    Net increase....................       1,395,647     $   27,337,883            391,022        $  5,891,454
                                        ============     ==============       ============        ============
  Class C:
    Shares sold.....................         886,244     $   17,342,456             21,158           $ 335,495
    Dividends reinvested............           1,551             26,116                473               6,646
    Shares redeemed.................        (199,452)        (3,933,326)            (4,478)            (70,500)
                                        ------------     --------------       ------------        ------------
    Net increase....................         688,343     $   13,435,246             17,153           $ 271,641
                                        ============     ==============       ============        ============
Alger MidCap Growth Portfolio Class A:
    Shares sold.....................      51,120,798     $1,191,539,173         17,759,678        $373,805,169
    Shares converted from Class B...          37,885            886,475             30,842             653,860
    Dividends reinvested............         131,312          2,575,026             28,826             526,934
    Shares redeemed.................     (50,818,422)    (1,183,261,041)       (16,530,334)       (352,045,613)
                                        ------------     --------------       ------------        ------------
    Net increase....................         471,573     $   11,739,633          1,289,012        $ 22,940,350
                                        ============     ==============       ============        ============
  Class B:
    Shares sold.....................      19,227,997     $  433,987,342          9,670,177        $202,901,737
    Dividends reinvested............       1,126,031         21,676,093            952,240          17,273,632
    Shares converted to Class A.....         (38,709)          (886,475)           (31,165)           (653,860)
    Shares redeemed.................     (19,160,883)      (432,294,954)        (8,858,104)       (186,765,967)
                                        ------------     --------------       ------------        ------------
    Net increase....................       1,154,436     $   22,482,006          1,733,148        $ 32,755,542
                                        ============     ==============       ============        ============
  Class C:
    Shares sold.....................         591,573     $   13,714,796            253,315        $  5,217,737
    Dividends reinvested............          13,611            261,599                761              13,810
    Shares redeemed.................        (237,585)        (5,479,710)          (173,525)         (3,536,369)
                                        ------------     --------------       ------------        ------------
    Net increase....................         367,599     $    8,496,685             80,551        $  1,695,178
                                        ============     ==============       ============        ============


THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

                                               FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                OCTOBER 31, 1999                       OCTOBER 31, 1998
                                           SHARES              AMOUNT             SHARES              AMOUNT
                                           ------              ------             ------              ------
Alger Capital Appreciation Portfolio
  Class A:*
    Shares sold.....................     168,941,613     $2,013,311,342         58,266,912       $  523,464,891
    Shares converted from Class B...         175,365          2,161,488            192,120            1,760,871
    Dividends reinvested............         316,690          2,952,608            109,140              843,296
    Shares redeemed.................    (164,563,152)    (1,953,909,113)       (54,325,476)        (492,122,233)
                                      --------------     --------------     --------------       --------------
    Net increase ...................       4,870,516     $   64,516,325          4,242,696       $   33,946,825
                                      ==============     ==============     ==============       ==============
  Class B:*
    Shares sold.....................     127,184,924     $1,494,488,538         64,598,964       $  569,383,745
    Dividends reinvested............       2,154,183         19,746,682          1,625,283           12,460,510
    Shares converted to Class A.....        (178,924)        (2,161,488)          (194,292)          (1,760,871)
    Shares redeemed.................    (111,652,359)    (1,299,022,116)       (63,290,757)        (561,910,894)
                                      --------------     --------------     --------------       --------------
    Net increase....................      17,507,824     $  213,051,616          2,739,198       $   18,172,490
                                      ==============     ==============     ==============       ==============
  Class C:*
    Shares sold.....................       4,353,255     $   52,799,128          1,671,939       $   14,867,062
    Dividends reinvested............          25,529            233,926              6,093               46,713
    Shares redeemed.................      (1,413,209)       (17,370,934)        (1,417,251)         (12,595,276)
                                      --------------     --------------     --------------       --------------
    Net increase....................       2,965,575     $   35,662,120            260,781       $    2,318,499
                                      ==============     ==============     ==============       ==============
Alger Money Market Portfolio
    Shares sold.....................   9,851,815,099     $9,851,815,099      3,890,533,124       $3,890,533,124
    Dividends reinvested............       9,402,809          9,402,809          8,949,498            8,949,498
    Shares redeemed.................  (9,792,767,208)    (9,792,767,208)    (3,906,034,069)      (3,906,034,069)
                                      --------------     --------------     --------------       --------------
    Net  increase (decrease)........      68,450,700     $   68,450,700         (6,551,447)      $   (6,551,447)
                                      ==============     ==============     ==============       ==============

----------------
* Adjusted to reflect the effect of a 3 for 1 stock split which occurred on
  January 8, 1999.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To the Shareholders and
  Board of Trustees of The Alger Fund:

     We have audited the statements of assets and liabilities, including the schedules of investments, of The Alger Fund (a Massachusetts business trust comprising, respectively, the Growth, Small Capitalization, Balanced, MidCap Growth, Capital Appreciation and Money Market Portfolios) as of October 31, 1999, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger Fund, as of October 31, 1999, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                 ARTHUR ANDERSEN LLP

New York, New York
December 7, 1999

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




                      [This Page Intentionally Left Blank]

The Alger Fund
1 World Trade Center
Suite 9333
New York, N.Y. 10048
(800) 992-3863
www.algerfund.com
---------------------------------------
Board of Trustees
Fred M. Alger, CHAIRMAN
David D. Alger
Stephen E. O'Neil
Nathan E. Saint-Amand
B. Joseph White
---------------------------------------
Investment Manager
Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, N.Y. 10048
---------------------------------------
Distributor
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, N.J. 07302
---------------------------------------
Transfer Agent
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, N.J. 07302
---------------------------------------

This report is submitted for the general information of the shareholders of The
Alger Fund. It is not authorized for
distribution to prospective investors
unless accompanied by an effective
Prospectus for the Fund, which contains
information concerning the Fund's
investment policies, fees and expenses
as well as other pertinent information.

REP109


================================================================================


                              THE
                            ALGER
                             FUND
                           [Logo]




                             Alger Growth Portfolio

                      Alger Small Capitalization Portfolio

                            Alger Balanced Portfolio

                          Alger MidCap Growth Portfolio

                      Alger Capital Appreciation Portfolio

                          Alger Money Market Portfolio



                                    |
                        ANNUAL      |
                        REPORT      |        October 31, 1999
                                    |